[FRONT COVER]

SEMI-ANNUAL REPORT
April 30, 2002

[GRAPHIC OMITTED]
ACCORN ART, COLUMN ART, GRADUATION CAP ART, HANDSHAKE ART


     GALAXY FUNDS

     GALAXY MONEY MARKET FUNDS


            GALAXY MONEY MARKET FUND

            GALAXY GOVERNMENT
            MONEY MARKET FUND

            GALAXY U.S. TREASURY
            MONEY MARKET FUND

            GALAXY TAX-EXEMPT
            MONEY MARKET FUND

            GALAXY CONNECTICUT MUNICIPAL
            MONEY MARKET FUND

            GALAXY MASSACHUSETTS MUNICIPAL
            MONEY MARKET FUND





                                                               [GRAPHIC OMITTED]
                                                               GALAXY FUNDS LOGO

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CHAIRMAN'S MESSAGE
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Dear Galaxy Money Market Fund Shareholder:

      Enclosed is the Galaxy Money Market Funds' semi-annual report for the six months ended April 30, 2002. The report includes a Market Overview that discusses the economic and market conditions that may have affected your investment during this time. Following the Market Overview are reviews of the Galaxy Taxable Money Market Funds and the Galaxy Tax-Exempt Money Market Funds that describe how Fleet Investment Advisors Inc. managed the Funds' portfolios in this environment. Financial statements and a list of portfolio holdings for each Fund as of April 30, 2002 appear at the end of the report.

      As the political and economic uncertainties that followed the terrorist attacks of September 11 abated during the reporting period, the Federal Reserve Board (the "Fed") became less aggressive in cutting short-term interest rates to stimulate growth. While the yields for money market instruments became more stable in this environment, they continued to fluctuate in response to near-term economic expectations. Stock prices rose modestly during the period and bond prices fell.

      The investment environment of the six months ending April 30, 2002 has demonstrated how important diversification is to the financial goals of individual investors. In diversified portfolios, the outperformance by some asset classes may help offset the underperformance by other asset classes. Within asset classes, investors may also benefit by diversifying among different market sectors.

      As you may be aware, FleetBoston Financial Corporation ("FleetBoston") recently completed its acquisition of the asset management business of Liberty Financial Companies, Inc. ("Liberty"). In its effort to combine the best aspects of FleetBoston's and Liberty's asset management organizations, FleetBoston has renamed its asset management business Columbia Management Group, Inc. ("Columbia"). Columbia and its affiliated companies are responsible for overseeing the investment of $170 billion in assets and rank among the top 20 mutual fund managers based on assets under management in the United States. Galaxy Fund shareholders now have the benefits associated with an organization of Columbia's size and breadth, including expanded investment management, research and other capabilities.

      In addition to the Galaxy Funds, Columbia offers a broad range of financial services. Your financial advisor can help you determine which of these services might meet your specific investment needs and help you achieve your financial goals.

      If you have questions about the information in this report or would like more information on any of the Galaxy Funds, please contact the Galaxy Information Center toll-free at 1-877-289-4252 or visit us at www.galaxyfunds.com. You may also consult your financial advisor.

Sincerely,

[GRAPHIC OMITTED]
Dwight E. Vicks, Jr.  SIG


Dwight E. Vicks, Jr.
Chairman of the Board of Trustees




MUTUAL FUNDS:

0  ARE NOT BANK DEPOSITS

0  ARE NOT FDIC INSURED

0  ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK

0 ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED

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MARKET OVERVIEW
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[BEGIN SIDEBAR]

"CONTINUED IMPROVEMENT IN RETAIL SALES AND A PICKUP IN THE LONG-SUFFERING MANUFACTURING SECTOR ARE CLEAR SIGNS THAT THE ECONOMY IS HEADED FOR RECOVERY."

[END SIDEBAR]


MONEY MARKET OVERVIEW

BY FLEET INVESTMENT ADVISORS INC.

      During the six months ended April 30, 2002, the U.S. economic outlook brightened significantly. As a result, the Fed abandoned its aggressive cuts in short-term interest rates and adopted a more neutral monetary policy. While still sensitive to changing economic expectations, the yields for money market instruments became more stable. By taking advantage of yield opportunities that arose from both near-term market fluctuations and seasonal changes in supply and demand, we helped the Galaxy Money Market Funds earn competitive returns for the six-month reporting period.

RECESSION GIVES WAY TO RECOVERY

      When the reporting period began on November 1, 2001, the yield for three-month Treasury bills was 1.99%. Slower economic growth reduced the annual rate of inflation to 2.10%. After declining by 1.3% in the third quarter of 2001, growth in the Gross Domestic Product ("GDP"), which measures the output of U.S. goods and services, improved at an annualized rate of 1.7% in the fourth quarter.

      Before the reporting period began, the Fed cut short-term interest rates by 400 basis points (4.00%). In November and December, the Fed cut rates by another 75 basis points to help offset the economic effects of the September 11th terrorist attacks. As they had earlier in 2001, the yields for money market instruments continued to fall through the end of the year.

      With continued strength in consumer spending during the first quarter of 2002, and other indications that the recession would be short-lived, the Fed signaled in March that it was unlikely to reduce interest rates further in coming months. Although GDP growth rose at an estimated rate of 5.6% during the quarter, annual inflation fell to 1.50%. Short-term yields became quite volatile as the market looked for signs of what the Fed would do about the apparent strength of the recovery. When the reporting period closed at the end of April, three-month Treasury bills were yielding 1.73% - up from a low of 1.66% in February.

YIELD OPPORTUNITIES

      During the reporting period, the spreads between yields of different money market instruments were relatively tight. This was due, in part, to a lack of supply for commercial paper. In this environment, we gave greater attention to Treasury instruments and U.S. government agency securities in the Galaxy Taxable Money Market Funds. Because we believed that an improving economy would eventually force the Fed to start raising interest rates, we generally kept maturities on the short side.

      In the tax-exempt market, yields were competitive with those of taxable securities - which has not been the case for some time. To take advantage of this opportunity, we made significant investments in one-year issues for the Galaxy Tax-Exempt Money Market Funds. We also increased our positions in tax-exempt commercial paper to further enhance yields.

A SOLID RECOVERY EXPECTED

      Continued improvement in retail sales and a pickup in the long-suffering manufacturing sector are clear signs that the economy is headed for recovery. There is still considerable uncertainty, however, about the timing and strength of a recovery. Given the pressure that remains on corporate profits, the Fed does not want to take action on interest rates that would stall the economic rebound. We do not believe that the Fed will raise short-term rates before it meets in August 2002. As investors look to near-term economic news for indications of what the Fed will do, yields for money market instruments should remain relatively volatile.

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PERFORMANCE AT-A-GLANCE As of April 30, 2002




                                                             RETAIL A     RETAIL B       TRUST
                                                              SHARES       SHARES       SHARES
                                                             ---------    --------      -------
      GALAXY MONEY MARKET FUND
           7-day average yield.............................     1.28%       0.52%        1.43%
           30-day average yield............................     1.30%       0.54%        1.46%

      GALAXY GOVERNMENT MONEY MARKET FUND
           7-day average yield.............................     1.25%       N/A          1.39%
           30-day average yield............................     1.23%       N/A          1.37%

      GALAXY U.S. TREASURY MONEY MARKET FUND
           7-day average yield.............................     1.25%       N/A          1.39%
           30-day average yield............................     1.25%       N/A          1.39%

      GALAXY TAX-EXEMPT MONEY MARKET FUND
           7-day average yield.............................     1.23%       N/A          1.34%
           30-day average yield............................     1.13%       N/A          1.24%

      GALAXY CONNECTICUT MUNICIPAL
      MONEY MARKET FUND
           7-day average yield.............................     1.09%       N/A           N/A
           30-day average yield............................     0.95%       N/A           N/A

      GALAXY MASSACHUSETTS MUNICIPAL
      MONEY MARKET FUND
           7-day average yield.............................     1.30%       N/A           N/A
           30-day average yield............................     1.16%       N/A           N/A


   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENTS IN THE GALAXY MONEY MARKET FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. YIELDS ARE HISTORICAL AND WILL VARY WITH MARKET PERFORMANCE.

   RETAIL A SHARES ARE CURRENTLY SUBJECT TO A SHAREHOLDER SERVICING FEE OF 0.10% OF AVERAGE DAILY NET ASSETS.

   RETAIL B SHARES ARE CURRENTLY SUBJECT TO A DISTRIBUTION FEE OF 0.65% OF AVERAGE DAILY NET ASSETS AND A SHAREHOLDER SERVICING FEE OF 0.10% OF AVERAGE DAILY NET ASSETS. (SEE NOTE 3 IN THE NOTES TO FINANCIAL STATEMENTS.)

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PORTFOLIO REVIEWS
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]
KAREN ARNEIL PIC

KAREN ARNEIL HAS MANAGED THE GALAXY TAXABLE MONEY MARKET FUNDS AND THE GALAXY TAX-EXEMPT MONEY MARKET FUNDS SINCE SEPTEMBER 1996. SHE HAS MANAGED MONEY MARKET INVESTMENTS SINCE 1993.



GALAXY TAXABLE MONEY MARKET FUNDS

BY KAREN ARNEIL
PORTFOLIO MANAGER

      In the face of continued economic uncertainty, we remained focused on investments with strong liquidity and superior credit quality in the Galaxy Taxable Money Market Funds - which include the Galaxy Money Market Fund, the Galaxy Government Money Market Fund, and the Galaxy U.S. Treasury Money Market Fund. This emphasis, along with our effort to make the most of yield opportunities that arose with near-term market fluctuations, helped the Funds achieve good relative performance during the reporting period.

      During the six months ended April 30, 2002, Trust Shares of the Galaxy Money Market Fund had a total return of 0.87% and Retail A Shares of the Fund earned a total return of 0.78%. During the same time, Retail B Shares of the Fund earned a total return of 0.39% before deducting the maximum 5.00% contingent deferred sales charge, and a total return of -4.61% after deducting the 5.00% contingent deferred sales charge.

      For the six months ended April 30, 2002, total returns averaged 1.00% and 0.64%, respectively, for trust and retail shares of other taxable money market funds that reported their results to Lipper Inc. ("Lipper"), a mutual fund performance tracking service.

      Trust Shares of the Galaxy Government Money Market Fund had a total return of 0.80% and Retail A Shares of the Fund had a total return of 0.72% during the reporting period. Trust and retail shares of other U.S. government money market funds that reported their results to Lipper earned average total returns of 0.91% and 0.68%, respectively, over the same time.

      For the six-month period, Trust Shares of the Galaxy U.S. Treasury Money Market Fund had a total return of 0.76% and Retail A Shares of the Fund earned a total return of 0.69%. By comparison, trust and retail shares of other money market funds investing in U.S. Treasury issues that reported their results to Lipper earned average total returns of 0.87% and 0.65%, respectively, for the same period.

      On April 30, 2002, the Galaxy Money Market Fund had an average weighted maturity of 46 days, the Galaxy Government Money Market Fund had an average weighted maturity of 54 days and the Galaxy U.S. Treasury Money Market Fund had an average weighted maturity of 56 days.

MAXIMIZING RETURNS IN A LOW-YIELD ENVIRONMENT

      In the weeks before the reporting period began, we increased investments in longer-term issues to lock in higher yields as it appeared that the terrorist attacks of September 11 would prompt further cuts in short-term interest rates. We balanced these purchases with issues that matured before the end of 2001. This let us take advantage of the yield opportunities that typically result from year-end market pressures.

      We continued to seize selected opportunities in longer-term issues during the months that followed. As we shifted our emphasis away from longer-term issues, the Funds' portfolios moved


GALAXY MONEY
MARKET FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2002

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

REPURCHASE AGREEMENT &
  NET OTHER ASSETS AND
   LIABILITIES ..................  3%
CORPORATE NOTES AND BONDS .......  6%
CERTIFICATES OF DEPOSIT .........  6%
COMMERCIAL PAPER ................ 46%
MUNICIPAL SECURITIES ............ 11%
U.S. AGENCY OBLIGATIONS ......... 28%


GALAXY MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 Trust    Retail A.  Retail B
 5/31/2001 ......  3.96     3.81       3.08
 6/30/2001 ......  3.68     3.54       2.80
 7/31/2001 ......  3.51     3.36       2.48
 8/31/2001 ......  3.33     3.17       2.37
 9/30/2001 ......  3.06     2.90       2.08
10/31/2001 ......  2.51     2.34       1.52
11/30/2002 ......  2.16     1.99       1.19
12/31/2002 ......  1.96     1.78       0.99
 1/31/2002 ......  1.64     1.46       0.65
 2/28/2002 ......  1.43     1.27       0.48
 3/31/2002 ......  1.46     1.30       0.54
 4/30/2002 ......  1.43     1.28       0.52



GALAXY GOVERNMENT MONEY MARKET FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2002

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



FEDERAL FARM CREDIT BANK ............  7%
FEDERAL NATIONAL MORTGAGE
    ASSOCIATION ..................... 29%
FEDERAL HOME LOAN MORTGAGE
    CORPORATION ..................... 27%
REPURCHASE AGREEMENTS & NET
    OTHER ASSETS AND LIABILITIES .... 23%
FEDERAL HOME LOAN BANK .............. 14%

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

away from a "barbelled" maturity structure, to a more "laddered" structure. Overall, maturities remained on the short side in anticipation of the reversal in rates that we expect an economic recovery will bring.

      With lack of supply and little yield pickup in the commercial paper sector, we increased our holdings in U.S. government agency paper in the Galaxy Money Market Fund. We also kept a sizable position in taxable municipal securities with high credit ratings, due to the attractive yields and liquidity that these securities offered.



PREPARING FOR HIGHER INTEREST RATES

      Even though the Fed may not raise short-term rates before the third quarter of 2002, money market yields may soon rise in anticipation of future rate hikes. We expect to maintain our emphasis on shorter maturities in the Galaxy Money Market Funds. In the meantime, we plan to continue searching for value among selected longer-term issues. We expect to add investments in commercial paper to the Galaxy Money Market Fund, if an improved balance of supply and demand makes yields more attractive in that sector. A shrinking federal budget surplus has increased the supply of Treasury bills. We will use this to our advantage in the Galaxy U.S. Treasury Money Market Fund as yields improve in that sector.

      As floating rate issues become available, we will take advantage of yield opportunities in that sector, too. Floating rate issues, whose interest rates reset at specified intervals, have often enhanced the Funds' yields but were in short supply during the recent reporting period. As always, we will focus on investments that have strong liquidity and superior credit ratings.



GALAXY GOVERNMENT
MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  Trust    Retail A
 4/30/2001 ......  4.31      4.14
 5/31/2001 ......  3.84      3.68
 6/30/2001 ......  3.68      3.51
 7/31/2001 ......  3.42      3.25
 8/31/2001 ......  3.26      3.09
 9/30/2001 ......  3.01      2.84
10/31/2001 ......  2.24      2.07
11/30/2001 ......  1.96      1.79
12/31/2001 ......  1.79      1.62
 1/31/2002 ......  1.57      1.41
 2/28/2002 ......  1.40      1.25
 3/31/2002 ......  1.36      1.20
 4/30/2002 ......  1.39      1.25



GALAXY U.S. TREASURY
MONEY MARKET FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2002

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FEDERAL FARM CREDIT BANK & NET
    OTHER ASSETS AND LIABILITIES ....  4%
U.S. TREASURY BILLS ................. 63%
FEDERAL HOME LOAN BANK .............. 26%
U.S. TREASURY NOTES .................  7%


GALAXY U.S. TREASURY
MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)


                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      Trust    Retail A
 4/30/2001 .........   4.20       4.07
 5/31/2001 .........   3.77       3.63
 6/30/2001 .........   3.43       3.29
 7/31/2001 .........   3.20       3.07
 8/31/2001 .........   3.11       2.98
 9/30/2001 .........   2.75       2.61
10/31/2001 .........   2.20       2.06
11/30/2002 .........   1.89       1.75
12/31/2002 .........   1.52       1.38
 1/31/2002 .........   1.38       1.24
 2/28/2002 .........   1.36       1.22
 3/31/2002 .........   1.38       1.24
 4/30/2002 .........   1.39       1.25

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PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

GALAXY TAX-EXEMPT MONEY MARKET FUNDS

BY KAREN ARNEIL
PORTFOLIO MANAGER

      With yields that are closely tied to changes in supply and demand, tax-exempt money market securities are particularly sensitive to seasonal shifts in the funding needs of their issuers and the tax responsibilities of investors. By taking advantage of the added yield opportunities that these seasonal shifts provide, we helped enhance returns for the Galaxy Tax-Exempt Money Market Funds
- which include the Galaxy Tax-Exempt Money Market Fund, the Galaxy Connecticut Municipal Money Market Fund and the Galaxy Massachusetts Municipal Money Market Fund.

      For the six-month reporting period ended April 30, 2002, Trust and Retail A Shares of the Galaxy Tax-Exempt Money Market Fund had a total return of 0.60% and 0.54%, respectively. Over the same time, trust and retail shares of other tax-exempt money market funds reporting their results to Lipper earned average total returns of 0.66% and 0.48%, respectively.


      During the period, Retail A Shares of the Galaxy Connecticut Municipal Money Market Fund had a total return of 0.44%, versus an average total return of 0.40% for the retail shares of other Connecticut tax-exempt money market funds tracked by Lipper. Retail A Shares of the Galaxy Massachusetts Municipal Money Market Fund had a total return of 0.54%, versus an average total return of 0.50% for the retail shares of other Massachusetts tax-exempt money market funds reporting their results to Lipper.

      As of April 30, 2002, the average weighted maturity of the Tax-Exempt Money Market Fund was 43 days, and the average weighted maturities of the Connecticut Municipal Money Market Fund and the Massachusetts Municipal Money Market Funds were 59 days and 62 days, respectively.

MAXIMIZING SEASONAL TRENDS

      In the final months of 2001, we maintained our emphasis on variable rate instruments in the Galaxy Tax-Exempt Money Market Funds to provide liquidity for potential share redemptions that usually occur at the end of a calendar year. As is typical at the end of a year, there was a decrease in demand for short-term tax-exempt issues - which put upward pressure on their yields. Because January usually brings increased demand and thus lower yields, we purchased securities that matured in February for the Galaxy Tax-Exempt Money Market Funds to maximize the Funds' yields. As tax season approached, we increased liquidity


GALAXY TAX-EXEMPT
MONEY MARKET FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2002

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PACIFIC ............................   5%
OTHER TERRITORY, CASH EQUIVALENTS
    & NET OTHER ASSETS AND
      LIABILITIES ..................   5%
SOUTH ..............................  48%
EAST ...............................  19%
NORTH CENTRAL ......................  14%
MOUNTAIN ...........................   9%

GALAXY TAX-EXEMPT
MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         Trust        Retail A
   4/30/2001 .........   3.66           3.53
   5/31/2001 .........   2.78           2.65
   6/30/2001 .........   2.61           2.47
   7/31/2001 .........   2.32           2.19
   8/31/2001 .........   1.97           1.84
   9/30/2001 .........   1.94           1.81
  10/31/2001 .........   1.75           1.62
  11/30/2001 .........   1.37           1.25
  12/31/2001 .........   1.42           1.29
   1/31/2002 .........   1.14           1.02
   2/28/2002 .........   1.03           0.92
   3/31/2002 .........   1.19           1.08
   4/30/2002 .........   1.34           1.23


GALAXY CONNECTICUT MUNICIPAL
MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS

again in anticipation of redemptions during the April tax season.

      When yields in the one-year part of the yield curve became very attractive versus yields of comparable taxable issues during March and April, we added these securities to the portfolios. Throughout the period, we concentrated on increasing our positions in tax-exempt commercial paper.


NEW OPPORTUNITIES

      The increase in the supply of tax-exempt notes that typically occurs in May and June may prove to be an opportunity to add value. However, whether we purchase notes at this time will depend on whether we feel we're being compensated for the risk of any future rate hikes. We also expect to continue purchasing tax-exempt commercial paper.

GALAXY CONNECTICUT
MUNICIPAL MONEY MARKET
FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2002

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PACIFIC ..........................  2%
MOUNTAIN, EAST,
CASH EQUIVALENTS & NET
  OTHER ASSETS AND LIABILITIES ...  1%
CONNECTICUT ...................... 81%
SOUTH ............................  9%
OTHER TERRITORY ..................  7%


GALAXY MASSACHUSETTS MUNICIPAL
MONEY MARKET FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2002

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


OTHER TERRITORY ..................  2%
MASSACHUSETTS .................... 93%
SOUTH, CASH EQUIVALENTS
  & NET OTHER ASSETS
   AND LIABILITIES ...............  3%
EAST .............................  2%




GALAXY MASSACHUSETTS MUNICIPAL
MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         Retail A
   4/30/2001 .........     3.50
   5/31/2001 .........     2.62
   6/30/2001 .........     2.41
   7/31/2001 .........     2.22
   8/31/2001 .........     1.82
   9/30/2001 .........     1.83
  10/31/2001 .........     1.62
  11/30/2001 .........     1.23
  12/31/2001 .........     1.24
   1/31/2002 .........     1.03
   2/28/2002 .........     0.93
   3/31/2002 .........     1.13
   4/30/2002 .........     1.30


------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL VARY WITH MARKET CONDITIONS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE INVESTMENT ADVISOR IS PRESENTLY WAIVING FEES AND/OR REIMBURSING EXPENSES AND MAY REVISE OR DISCONTINUE SUCH PRACTICE AT ANY TIME. WITHOUT SUCH WAIVERS AND/OR REIMBURSEMENTS, PERFORMANCE WOULD BE LOWER. TOTAL RETURN FIGURES IN THIS REPORT INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AND EXCLUDE THE DEDUCTION OF ANY CONTINGENT DEFERRED SALES CHARGE UNLESS OTHERWISE INDICATED. TOTAL RETURN FIGURES IN THIS REPORT FOR RETAIL B SHARES OF THE MONEY MARKET FUND HAVE BEEN RESTATED TO REFLECT THE SCHEDULE OF CONTINGENT DEFERRED SALES CHARGES PAYABLE ON REDEMPTIONS OF RETAIL B SHARES PURCHASED ON OR AFTER JANUARY 1, 2001. RETAIL B SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 (I) ARE SUBJECT TO A 5.00% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE REDEEMED WITHIN THE FIRST YEAR OF PURCHASE, DECREASING TO 4.00%, 4.00%, 4.00%, 3.00%, 2.00% AND 1.00% FOR REDEMPTIONS MADE DURING THE SECOND THROUGH SEVENTH YEARS, RESPECTIVELY, AND (II) AUTOMATICALLY CONVERT TO RETAIL A SHARES AFTER EIGHT YEARS. RETAIL B SHARES OF THE MONEY MARKET FUND PURCHASED PRIOR TO JANUARY 1, 2001 (I) ARE SUBJECT TO A 5.00% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE REDEEMED WITHIN THE FIRST YEAR OF PURCHASE, DECREASING TO 4.00%, 3.00%, 3.00%, 2.00% AND 1.00% FOR REDEMPTIONS MADE DURING THE SECOND THROUGH SIXTH YEARS, RESPECTIVELY, AND (II) AUTOMATICALLY CONVERT TO RETAIL A SHARES AFTER SIX YEARS. RETAIL B SHARES OF THE MONEY MARKET FUND ISSUED IN CONNECTION WITH THE PILLAR FUNDS REORGANIZATION ("PILLAR RETAIL B SHARES") (I) ARE SUBJECT TO A 5.50% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE REDEEMED WITHIN THE FIRST YEAR OF PURCHASING THE PILLAR FUND CLASS B SHARES HELD PRIOR TO THE REORGANIZATION, DECREASING TO 5.00%, 4.00%, 3.00%, 2.00% AND 1.00% FOR REDEMPTIONS MADE DURING THE SECOND THROUGH SIXTH YEARS, RESPECTIVELY, AND (II) AUTOMATICALLY CONVERT TO RETAIL A SHARES EIGHT YEARS AFTER PURCHASING THE PILLAR FUND CLASS B SHARES HELD PRIOR TO THE REORGANIZATION. TOTAL RETURNS FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 AND FOR PILLAR RETAIL B SHARES MAY BE DIFFERENT THAN THE TOTAL RETURNS FOR RETAIL B SHARES SHOWN. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

[BEGIN SIDEBAR]

"A WELL-BALANCED ASSET ALLOCATION PLAN MAY HELP TO CONTROL YOUR RISK WHILE YOU PURSUE YOUR GOALS."

[END SIDEBAR]


AUTOMATIC INVESTMENT PROGRAM

The Golden Rule of investing is "pay yourself first." That is easy to do with Galaxy's Automatic Investment Program. For as little as $50 per month deducted directly from your checking, savings, or bank money market account, you can consistently and conveniently add to your Galaxy investment. When you establish an Automatic Investment Program, the $2,500 initial investment requirement for Galaxy is waived. Of course, such a program does not assure a profit and does not protect against loss in a declining market.

DIVERSIFICATION

A fundamental investment practice is "diversification." A well-balanced asset allocation plan may help to control your risk while you pursue your goals. Many mutual funds offer a low-cost way to diversify your investments while you benefit from professional management. Galaxy's comprehensive array of investment choices can be used in combination to match the needs of most shareholders.

EXCHANGE PRIVILEGES

As your investment needs change, you can conveniently exchange your shares in one Fund for shares in another Fund within the same share class. Please see the Funds' prospectuses for details on this service.

CONSOLIDATED STATEMENTS

If you hold your shares directly with the Galaxy Funds, you will receive a consolidated statement from Galaxy on a quarterly basis. If your shares are held in a brokerage account, your Galaxy Funds will appear on your brokerage statement.

YOUR FINANCIAL ADVISOR

Your financial advisor can discuss the Galaxy Funds with you and how they may help you to achieve your financial goals. Please see your financial advisor if you have any questions about this report or about your account.

24-HOUR ACCESS TO ACCOUNT INFORMATION

24 hours a day, seven days a week, our toll-free telephone lines offer round-the-clock access to Fund information and services. Call toll-free 1-877-289-4252 for information on initial purchases and current performance.

----------------------------------------
CERTAIN SHAREHOLDER SERVICES MAY NOT BE AVAILABLE TO TRUST SHARE INVESTORS. PLEASE CONSULT YOUR FUND PROSPECTUS. SHARES OF THE FUNDS ARE DISTRIBUTED THROUGH PFPC DISTRIBUTORS, INC., MEMBER NASD AND SIPC.

--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)


   PAR VALUE                                                   VALUE
  ----------                                                -----------


COMMERCIAL PAPER (A) - 46.13%

                FINANCE - 36.60%

 $40,000,000    ABN AMRO N.A. Finance, Inc.
                1.80%, 07/19/02 ......................... $  39,842,000
  50,000,000    American Express Credit Corp.
                1.79%, 05/07/02 .........................    49,985,083
  50,000,000    American Express Credit Corp.
                1.78%, 05/14/02 .........................    49,967,861
  50,000,000    American Express Credit Corp.
                1.77%, 05/20/02 .........................    49,953,292
 150,000,000    Barclays U.S. Funding Corp.
                1.81%, 05/07/02 .........................   149,954,750
  50,000,000    BP Amoco Capital Plc
                1.77%, 05/01/02 .........................    50,000,000
  31,600,000    BP Amoco Capital Plc
                1.90%, 05/01/02 .........................    31,600,000
  50,000,000    BP Amoco Capital Plc
                1.85%, 07/08/02 .........................    49,825,278
  50,000,000    BP Amoco Capital Plc
                1.85%, 07/15/02 .........................    49,807,292
  50,000,000    BP Amoco Capital Plc
                1.90%, 08/07/02 .........................    49,741,389
  45,000,000    CDC Commercial Paper Corp.
                1.80%, 05/06/02 (C)......................    44,988,750
  50,000,000    CDC Commercial Paper Corp.
                1.79%, 05/16/02 (C)......................    49,962,708
  50,000,000    CDC Commercial Paper Corp.
                1.91%, 06/21/02 (C)......................    49,864,708
  50,000,000    Citicorp
                1.76%, 06/18/02 .........................    49,882,667
  25,000,000    Credit Suisse First Boston N.Y.
                1.79%, 05/20/02 .........................    24,976,382
  50,000,000    General Electric Capital Corp.
                1.84%, 05/13/02 .........................    49,969,333
  50,000,000    General Electric Capital Corp.
                1.89%, 06/11/02 .........................    49,892,375
  75,000,000    General Electric Capital Corp.
                1.90%, 07/24/02 .........................    74,667,500
  40,000,000    GlaxoSmithkline Finance Plc
                1.81%, 07/19/02 (C)......................    39,841,122
  50,000,000    Lloyds TSB Bank Plc, Yankee
                1.82%, 05/30/02 .........................    49,926,694
 100,000,000    Morgan (J.P.) Chase & Co.
                1.79%, 05/07/02 .........................    99,970,167
 100,000,000    Morgan (J.P.) Chase & Co.
                1.93%, 06/26/02 .........................    99,699,778
  40,000,000    Nestle Capital Corp.
                1.87%, 07/03/02 (C)......................    39,869,100
 100,000,000    Nestle Capital Corp.
                1.82%, 07/16/02 (C)......................    99,615,778
  75,000,000    Shell Finance UK Plc
                1.80%, 06/04/02 .........................    74,872,500
  35,000,000    Shell Finance UK Plc
                1.79%, 06/06/02 .........................    34,937,350



   PAR VALUE                                                   VALUE
  ----------                                                -----------

                FINANCE  (CONTINUED)

 $75,000,000    Shell Finance UK Plc
                1.97%, 10/24/02 ......................... $  74,277,666
  45,000,000    Toyota Motor Credit Corp.
                1.80%, 05/13/02 (C)......................    44,973,000
  50,000,000    Toyota Motor Credit Corp.
                1.80%, 06/05/02 (C)......................    49,912,500
  50,000,000    Toyota Motor Credit Corp.
                1.78%, 06/10/02 (C)......................    49,901,111
  25,000,000    Toyota Motor Credit Corp.
                1.76%, 06/12/02 (C)......................    24,948,667
 200,000,000    UBS Finance (DE) LLC
                1.90%, 05/01/02 .........................   200,000,000
                                                         --------------
                                                          1,947,626,801
                                                         --------------

                CONSUMER STAPLES - 5.74%

  31,500,000    Aventis
                1.82%, 05/02/02 (C)......................    31,498,407
  40,000,000    Aventis
                1.83%, 05/06/02 (C)......................    39,989,833
  25,000,000    Aventis
                1.80%, 05/16/02 (C)......................    24,981,250
  30,000,000    Aventis
                1.85%, 05/23/02 (C)......................    29,966,083
  23,200,000    Aventis
                1.79%, 06/05/02 (C)......................    23,159,626
  75,000,000    Merck & Co., Inc.
                1.77%, 05/06/02 .........................    74,981,563
  30,740,000    Procter & Gamble Co.
                1.79%, 05/16/02 (C)......................    30,717,073
  50,000,000    Procter & Gamble Co.
                1.79%, 05/21/02 (C)......................    49,950,278
                                                         --------------
                                                            305,244,113
                                                         --------------

                ENERGY - 1.87%

  50,000,000    ChevronTexaco Corp.
                1.79%, 06/17/02 .........................    49,883,153
  50,000,000    ChevronTexaco Corp.
                1.77%, 06/24/02 .........................    49,867,250
                                                         --------------
                                                             99,750,403
                                                         --------------

                HIGHER EDUCATION - 0.98%

  37,020,000    Columbia University
                1.79%, 05/10/02 .........................    37,003,434
  15,000,000    Columbia University
                1.78%, 07/25/02 .........................    14,936,958
                                                         --------------
                                                             51,940,392
                                                         --------------

                BASIC MATERIALS - 0.94%

 50,000,000     Cargill, Inc.
                1.90%, 05/01/02 (C)......................    50,000,000
                                                         --------------
                TOTAL COMMERCIAL PAPER.................   2,454,561,709
                                                         --------------
                (Cost $2,454,561,709)




                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)


   PAR VALUE                                                   VALUE
  ----------                                                -----------


U.S. AGENCY OBLIGATIONS - 28.22%

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.63%

 $100,000,000   1.75%, 05/02/02 (A)...................... $  99,995,139
   50,000,000   1.79%, 06/05/02 (A)......................    49,912,986
   25,041,000   1.80%, 06/13/02 (A)......................    24,987,162
  100,000,000   1.87%, 06/26/02 (A)......................    99,709,889
   50,000,000   1.77%, 08/08/02 (A)......................    49,756,625
   50,000,000   1.78%, 08/09/02 (A)......................    49,752,778
   50,000,000   1.88%, 08/09/02 (A)......................    49,738,889
   50,000,000   1.87%, 08/29/02 (A)......................    49,688,333
  100,000,000   1.97%, 09/11/02 (A)......................    99,272,195
   80,000,000   6.38%, 10/15/02 .........................    81,415,380
   60,000,000   2.02%, 10/16/02 (A)......................    59,434,400
   50,000,000   1.93%, 10/18/02 (A)......................    49,544,305
   75,000,000   1.72%, 11/29/02 (B)......................    74,987,990
  100,000,000   1.75%, 12/05/02 (B)......................    99,981,993
                                                         --------------
                                                            938,178,064
                                                         --------------

                FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.25%

   50,000,000   1.75%, 05/23/02 (A)......................    49,946,528
  100,000,000   2.02%, 05/23/02 (A)......................    99,876,556
   40,000,000   2.06%, 05/23/02 (A)......................    39,949,644
   40,000,000   1.79%, 06/06/02 (A)......................    39,928,400
   50,000,000   1.80%, 07/11/02 (A)......................    49,822,500
   40,000,000   1.89%, 08/15/02 (A)......................    39,777,400
   25,000,000   6.63%, 08/15/02 .........................    25,348,096
   45,000,000   1.78%, 08/30/02 (A)......................    44,730,775
   50,000,000   1.97%, 09/18/02 (A)......................    49,616,944
                                                         --------------
                                                            438,996,843
                                                         --------------

                FEDERAL HOME LOAN BANK - 2.34%

 50,000,000     1.86%, 08/30/02 (A)......................    49,687,417
 75,000,000     2.50%, 11/01/02 .........................    75,000,000
                                                         --------------
                                                            124,687,417
                                                         --------------
                TOTAL U.S. AGENCY OBLIGATIONS............ 1,501,862,324
                                                         --------------
                (Cost $1,501,862,324)


MUNICIPAL SECURITIES - 10.39%

                ARKANSAS - 0.06%

  3,000,000     Union County
                IDR Del-Tin Fiber L.I.C. Project
                2.00%, 10/01/27 (D)
                LOC: Bank One, N.A.......................     3,000,000
                                                         --------------

                CALIFORNIA - 2.18%

 15,035,000     California HFA, Home Mortgage Revenue
                Series M
                1.90%, 08/01/19 (D)
                Insured: MBIA
                SPA: Bank of America NT & SA.............    15,035,000


   PAR VALUE                                                   VALUE
  ----------                                                -----------

                CALIFORNIA  (CONTINUED)

 $18,530,000    California HFA, Home Mortgage Revenue
                Series M
                1.90%, 08/01/23 (D)
                Insured: MBIA
                SPA: Bank of America NT & SA............. $  18,530,000
  62,110,000    California HFA, Series K
                1.90%, 08/01/31 (D)
                Insured: FSA
                SPA: Westdeutsche Landesbank GZ
                SPA: Bayerische Landesbank GZ
                SPA: California State Teachers'
                Retirement System........................    62,110,000
  20,100,000    Oakland-Alameda County
                Coliseum Authority Lease Revenue
                Coliseum Project, Series D
                1.90%, 02/01/11 (D)
                LOC: First Union National Bank...........    20,100,000
                                                          -------------
                                                            115,775,000

                                                          -------------

                FLORIDA - 2.50%

  51,485,000    Dade County, Expressway Authority
                2.00%, 07/01/19 (D)
                Insured: FGIC
                SPA: FGIC SPI............................    51,485,000
  32,900,000    Florida HFA
                1.95%, 01/01/34 (D)
                Insured: MBIA
                SPA: Westdeutsche Landesbank GZ..........    32,900,000
  14,700,000    Florida HFC
                Affordable Housing Project, Series A
                1.95%, 01/01/44 (D)
                Insured: MBIA
                SPA: Westdeutsche Landesbank GZ..........    14,700,000
  33,700,000    Florida, HFC, Series A
                1.95%, 01/01/45 (D)
                Insured: AMBAC
                SPA: Westdeutsche Landesbank GZ..........    33,700,000
                                                          -------------
                                                            132,785,000
                                                          -------------

                GEORGIA - 0.53%

  28,025,000    De Kalb County Development Authority
                Emory University, Series B, GO
                2.00%, 11/01/25 (D)......................    28,025,000
                                                          -------------

                KANSAS - 0.14%

   7,500,000    Olathe, IDR, Multi-Modal, Series B
                2.00%, 03/01/27 (D)
                LOC: Deutsche Bank AG....................     7,500,000
                                                          -------------

                LOUISIANA - 1.75%

  93,300,000    New Orleans, Pension Revenue
                2.00%, 09/01/30 (D)
                LOC: AMBAC
                SPA: Bank One Louisiana..................    93,300,000
                                                          -------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)


   PAR VALUE                                                   VALUE
  ----------                                                -----------


                MAINE - 1.50%

 $80,000,000    Portland, Pension Bonds, GO
                2.00%, 06/01/26 (D)
                SPA: Landesbank Hessen-Thuringen GZ..... $   80,000,000
                                                         --------------

                MARYLAND - 0.45%

  21,500,000    Baltimore Community
                Development Financing Corp.
                2.03%, 08/15/30 (D)
                Insured: MBIA
                SPA: First Union National Bank..........     21,500,000
   2,255,000    Maryland State
                Health & Higher Education Authority
                Charlestown Project, Series B
                2.00%, 01/01/28 (D)
                LOC: First Union National Bank..........      2,255,000
                                                         --------------
                                                             23,755,000
                                                         --------------

                NEW YORK - 1.30%

  12,795,000    New York City, Series 1993-B, GO
                1.95%, 06/04/02 ........................     12,795,000
  56,170,000    New York City, Series 1994-H, GO
                1.95%, 06/04/02
                Insured: FGIC...........................     56,170,000
                                                         --------------
                                                             68,965,000

                                                         --------------
                TOTAL MUNICIPAL SECURITIES..............    553,105,000
                                                         --------------
                (Cost $553,105,000)

CERTIFICATES OF DEPOSIT - 6.39%

 200,000,000    National City Bank
                1.77%, 09/24/02 (B).....................    200,000,000
  40,000,000    Royal Bank of Canada, Yankee
                1.69%, 07/31/02 ........................     39,993,438
  50,000,000    State Street Bank & Trust Co.
                1.88%, 07/16/02 ........................     50,000,000
  50,000,000    State Street Bank & Trust Co.
                1.93%, 08/13/02 ........................     50,000,000
                                                         --------------
                TOTAL CERTIFICATES OF DEPOSIT...........    339,993,438
                                                         --------------
                (Cost $339,993,438)

CORPORATE NOTES AND BONDS (B) - 6.36%

  33,350,000    Associates Corp. of North America
                2.03%, 05/17/02 ........................     33,352,724
  25,000,000    General Electric Capital Corp.
                1.86%, 01/22/03 ........................     25,009,040
  30,000,000    General Electric Capital Corp., Series A
                1.88%, 11/21/02 ........................     30,010,142
  50,000,000    Toyota Motor Credit Corp., MTN
                1.82%, 05/08/02 ........................     50,000,000
 200,000,000    Wells Fargo & Co.
                1.80%, 01/21/03 ........................    200,000,000
                                                         --------------
                TOTAL CORPORATE NOTES AND BONDS.........    338,371,906
                                                         --------------
                (Cost $338,371,906)


   PAR VALUE                                                   VALUE
  ----------                                                -----------



REPURCHASE AGREEMENT - 2.55%

$135,712,000    Repurchase Agreement with:
                J.P. Morgan Chase & Co.
                1.88%, Due 05/01/2002, dated 04/30/2002
                Repurchase Price $135,719,087
                (Collateralized by U.S. Treasury
                Bills & Note, zero coupon - 4.00%,
                Due 05/16/2002 - 01/15/2012;
                Total Par $136,075,546
                Market Value $138,426,553).............. $  135,712,000
                                                         --------------
                TOTAL REPURCHASE AGREEMENT..............    135,712,000
                                                         --------------
                (Cost $135,712,000)
TOTAL INVESTMENTS - 100.04%.............................  5,323,606,377
                                                         --------------
(Cost $5,323,606,377)*
NET OTHER ASSETS AND LIABILITIES - (0.04)%..............     (2,186,018)
                                                         --------------
NET ASSETS - 100.00%.................................... $5,321,420,359
                                                         ==============

--------------------------------------

*        Aggregate cost for federal tax purposes.
(A)      Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect on April 30, 2002.
(C) Securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. On April 30, 2002, these securities amounted to $774,139,994 or 14.55% of net assets.
(D) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect on April 30, 2002.

AMBAC    American Municipal Bond Assurance Corp.
FGIC     Federal Guaranty Insurance Corp.
FGIC SPI FGIC Securities Purchase, Inc.
FSA      Financial Security Assurance Company
GO       General Obligation
HFA      Housing Finance Authority
HFC      Housing Finance Corp.
IDR      Industrial Development Revenue
LOC      Letter of Credit
MBIA     Municipal Bond Insurance Association
MTN      Medium Term Note
SPA      Stand-by Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)



   PAR VALUE                                                   VALUE
  ----------                                                -----------

U.S. AGENCY OBLIGATIONS - 76.46%

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 28.85%

 $20,000,000    1.87%, 05/02/02 (A)..................... $   19,998,955
  10,000,000    1.74%, 05/09/02 (A).....................      9,996,133
  25,000,000    1.83%, 05/09/02 (A).....................     24,989,833
  10,000,000    1.97%, 05/16/02 (A).....................      9,991,792
  30,000,000    1.81%, 06/19/02 (A).....................     29,926,092
  15,000,000    1.74%, 07/05/02 (B).....................     15,000,000
  15,000,000    1.71%, 07/23/02 (B).....................     14,998,991
  50,000,000    1.77%, 08/05/02 (A).....................     49,764,000
  20,000,000    6.38%, 10/15/02 ........................     20,353,845
  20,000,000    2.02%, 10/16/02 (A).....................     19,811,467
   7,000,000    1.92%, 10/18/02 (A).....................      6,936,203
  30,000,000    1.72%, 11/29/02 (B).....................     29,995,196
                                                         --------------
                                                            251,762,507
                                                         --------------

                FEDERAL HOME LOAN MORTGAGE CORPORATION - 26.88%

  10,500,000    5.50%, 05/15/02 ........................     10,507,428
  20,000,000    2.06%, 05/23/02 (A).....................     19,974,822
  25,000,000    1.79%, 06/06/02 (A).....................     24,955,250
  20,000,000    1.80%, 06/13/02 (A).....................     19,957,000
  25,000,000    1.82%, 07/18/02 ........................     24,901,417
  40,000,000    1.76%, 07/25/02 (A).....................     39,833,778
  25,000,000    1.90%, 08/12/02 (A).....................     24,864,097
  50,000,000    1.78%, 08/23/02 (A).....................     49,718,167
  20,000,000    1.94%, 10/10/02 (A).....................     19,825,400
                                                         --------------
                                                            234,537,359
                                                         --------------

                         FEDERAL HOME LOAN BANK - 13.85%

  25,000,000    1.83%, 06/12/02 (A).....................     24,946,771
  30,000,000    1.73%, 08/09/02 (B).....................     29,998,157
   6,100,000    6.00%, 08/15/02 ........................      6,173,282
  40,000,000    1.87%, 08/30/02 (A).....................     39,749,261
  20,000,000    2.50%, 11/01/02 ........................     20,000,000
                                                         --------------
                                                            120,867,471
                                                         --------------



   PAR VALUE                                                   VALUE
  ----------                                                -----------


                FEDERAL FARM CREDIT BANK - 6.88%

 $25,000,000    1.77%, 05/10/02 (A)..................... $   24,988,938
 20,000,000     1.70%, 06/11/02 (B).....................     20,000,000
 15,000,000     1.72%, 08/15/02 (B).....................     14,999,132
                                                         --------------
                                                             59,988,070
                                                         --------------
                TOTAL U.S. AGENCY OBLIGATIONS...........    667,155,407
                                                         --------------
                (Cost $667,155,407)

REPURCHASE AGREEMENTS - 23.56%

105,566,000     Repurchase Agreement with:
                Greenwich Capital Markets
                1.88%, Due 05/01/2002, dated 04/30/2002
                Repurchase Price $105,571,513
                (Collateralized by U.S. Treasury
                Notes, 3.50% - 7.25%
                Due 05/31/2003 - 08/15/2011;
                Total Par $101,710,478
                Market Value $107,677,729)..............    105,566,000
100,000,000     Repurchase Agreement with:
                Salomon Smith Barney, Inc.
                1.88%, Due 05/01/2002, dated 04/30/2002
                Repurchase Price $100,005,222
                (Collateralized by U.S. Treasury
                Bonds & Notes, 6.13% - 8.88%
                Due 06/30/2002 - 05/15/2030;
                Total Par $87,270,631
                Market Value $102,051,626)..............    100,000,000
                                                         --------------
                TOTAL REPURCHASE AGREEMENTS.............    205,566,000
                                                         --------------
                (Cost $205,566,000)
TOTAL INVESTMENTS - 100.02%.............................    872,721,407
                                                         --------------
(Cost $872,721,407)*
NET OTHER ASSETS AND LIABILITIES - (0.02)%..............       (189,576)
                                                         --------------
NET ASSETS - 100.00%.................................... $  872,531,831
                                                         ==============

-------------------------------
*        Aggregate cost for federal tax purposes.
(A)      Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect on April 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)



   PAR VALUE                                                   VALUE
  ----------                                                -----------



U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 99.98%


                U.S. TREASURY BILLS (A) - 63.26%

 $60,000,000    1.72%, 05/02/02 ........................ $   59,997,142
  25,000,000    1.62%, 05/09/02 ........................     24,991,000
 100,000,000    1.66%, 05/16/02 ........................     99,931,042
 100,000,000    1.69%, 05/16/02 ........................     99,928,750
  40,000,000    2.05%, 05/16/02 ........................     39,965,666
  50,000,000    1.72%, 06/20/02 ........................     49,880,555
  25,000,000    1.73%, 06/20/02 ........................     24,940,104
  50,000,000    1.68%, 07/25/02 ........................     49,802,257
  50,000,000    1.72%, 07/25/02 ........................     49,796,058
  50,000,000    1.82%, 08/01/02 ........................     49,764,250
  50,000,000    1.83%, 08/01/02 ........................     49,763,611
  75,000,000    1.76%, 08/15/02 ........................     74,611,333
 100,000,000    1.70%, 08/22/02 ........................     99,466,389
  50,000,000    1.78%, 08/29/02 ........................     49,704,167
  50,000,000    1.85%, 09/05/02 ........................     49,668,389
  25,000,000    1.86%, 09/05/02 ........................     24,833,754
  75,000,000    1.91%, 10/10/02 ........................     74,351,998
                                                         --------------
                                                            971,396,465
                                                         --------------

                FEDERAL HOME LOAN BANK - 26.04%

  35,000,000    1.69%, 05/01/02 (A).....................     35,000,000
 190,027,000    1.79%, 05/01/02 (A).....................    190,027,000
  25,000,000    1.67%, 05/15/02 (A).....................     24,983,764
  35,000,000    1.68%, 05/17/02 (A).....................     34,973,866
  25,000,000    1.80%, 05/29/02 (A).....................     24,965,000
  40,000,000    1.77%, 06/05/02 (A).....................     39,930,389
  50,000,000    1.72%, 08/09/02 (B).....................     49,996,929
                                                         --------------
                                                            399,876,948
                                                         --------------



   PAR VALUE                                                   VALUE
  ----------                                                -----------



                U.S. TREASURY NOTES - 6.77%

 $40,000,000    6.63%, 05/31/02 ........................  $  40,085,038
 40,000,000     6.38%, 08/15/02 ........................     40,530,313
 23,000,000     5.88%, 09/30/02 ........................     23,311,394
                                                         --------------
                                                            103,926,745
                                                         --------------

                FEDERAL FARM CREDIT BANK - 3.91%

 10,000,000     2.05%, 05/01/02 ........................     10,000,000
 25,000,000     1.70%, 06/11/02 (B).....................     25,000,000
 25,000,000     1.72%, 08/15/02 (B).....................     24,998,554
                                                         --------------
                                                             59,998,554
                                                         --------------
                TOTAL U.S. GOVERNMENT AND
                AGENCY OBLIGATIONS......................  1,535,198,712
                                                         --------------
                (Cost $1,535,198,712)

TOTAL INVESTMENTS - 99.98%..............................  1,535,198,712
                                                         --------------
(Cost $1,535,198,712)*

NET OTHER ASSETS AND LIABILITIES - 0.02%................        271,799
                                                         --------------
NET ASSETS - 100.00%.................................... $1,535,470,511
                                                         ==============

------------------------------
 *    Aggregate cost for federal tax purposes.
(A)   Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect on April 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)



   PAR VALUE                                                   VALUE
  ----------                                                -----------



MUNICIPAL SECURITIES - 97.86%

                ALABAMA - 2.16%

 $15,000,000    Jefferson County Water & Sewer Revenue
                Series A
                1.65%, 02/01/42 (A)
                Insured: FGIC
                SPA: J.P. Morgan Chase Bank.............. $  15,000,000
  14,300,000    Mobile, IDB, Dock & Wharf Revenue
                Holnam, Inc. Project, Series A
                1.65%, 06/01/32 (A)
                LOC: Bayerische Landesbank GZ............    14,300,000
   4,200,000    Stevenson, IDB, Environmental Improvement
                Revenue, The Mead Corp. Project, AMT
                1.75%, 06/01/32 (A)
                LOC: Toronto-Dominion Bank...............     4,200,000
   3,000,000    Stevenson, IDB, Environmental Improvement
                Revenue, The Mead Corp. Project
                Series A, AMT
                1.75%, 10/01/35 (A)
                LOC: Bank of America NT & SA.............     3,000,000
                                                         --------------
                                                             36,500,000
                                                         --------------

                ALASKA - 1.77%

  30,000,000    North Slope Borough, Series A, GO
                1.80%, 06/30/10 (A)
                Insured: MBIA
                SPA: Dexia Credit Local de France .......    30,000,000
                                                         --------------

                ARIZONA - 2.38%

  19,000,000    Pima County, IDB, Tucson Electric-Irvington
                1.65%, 10/01/22 (A)
                LOC: Societe Generale....................    19,000,000
   8,920,000    Scottsdale, IDA, Scottsdale
                Memorial Health System
                Series B
                1.65%, 09/01/22 (A)
                Insured: AMBAC
                LOC: Dexia Credit Local de France             8,920,000
   3,000,000    Tempe, IDA, Centers for Rehabilitation
                1.85%, 12/01/21 (A)
                LOC: Wells Fargo Bank, N.A...............     3,000,000
   9,400,000    University of Arizona, Student Union
                Bookstore, Series B
                1.70%, 06/01/24 (A)
                Insured: AMBAC
                SPA: Bayerische Landesbank GZ............     9,400,000
                                                         --------------
                                                             40,320,000
                                                         --------------

                ARKANSAS - 0.13%

  2,200,000     Pulaski County, PCR
                Minnesota Mining & Manufacturing
                1.65%, 08/01/22 (A)......................     2,200,000
                                                         --------------



   PAR VALUE                                                   VALUE
  ----------                                                -----------

                CALIFORNIA - 0.41%

 $7,000,000     Student Education Loan Marketing Corp.
                Student Loan Revenue, Series A
                1.70%, 11/01/02 (A)
                LOC: State Street Bank................... $   7,000,000
                                                         --------------

                COLORADO - 0.68%

  8,430,000     Denver City & County Airport
                Series 97-A, AMT
                1.65%, 06/13/02
                LOC: Bayerische Landesbank GZ............     8,430,000
  3,000,000     Moffat County, PCR, Colorado Ute Electric
                1.75%, 07/01/10 (A)
                Insured: AMBAC
                SPA: Societe Generale....................     3,000,000
                                                         --------------
                                                             11,430,000
                                                         --------------

                          DISTRICT OF COLUMBIA - 1.07%

 18,100,000     District of Columbia, American National
                Red Cross
                1.65%, 08/06/02
                LOC: Bank One, N.A.......................     18,100,000
                                                         --------------

                FLORIDA - 0.18%

  1,100,000     Orange County School Board, Series B
                1.70%, 08/01/25 (A)
                Insured: AMBAC
                SPA: SunTrust Bank, N.A..................      1,100,000
  2,000,000     Sunshine State
                Governmental Financing Commission
                1.70%, 07/01/16 (A)
                Insured: AMBAC
                SPA: Dexia Credit Local de France .......     2,000,000
                                                         --------------
                                                              3,100,000
                                                         --------------

                GEORGIA - 5.54%

 25,000,000     Atlanta Water & Wastewater System
                Series B
                1.65%, 11/01/38 (A)
                Insured: FSA
                SPA: Dexia Credit Local de France .......    25,000,000
 13,040,000     Burke County Development Authority
                PCR, Oglethorpe Power Corp., Series A
                1.60%, 01/01/19 (A)
                Insured: FGIC
                SPA: Dexia Credit Local de France .......    13,040,000
 34,360,000     Metropolitan Atlanta
                Rapid Transit Authority, Series B
                1.60%, 07/01/25 (A)
                LOC: Bayerische Landesbank GZ
                LOC: Westdeutsche Landesbank.............    34,360,000




                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)



   PAR VALUE                                                   VALUE
  ----------                                                -----------

                GEORGIA  (CONTINUED)

$  5,200,000    Private Colleges & Universities
                Facilities Authority, Emory University
                Series B
                1.65%, 09/01/33 (A)..................... $    5,200,000
  16,115,000    Private Colleges & Universities
                Facilities Authority, Emory University
                Series B
                1.65%, 11/01/35 (A).....................     16,115,000
                                                         --------------
                                                             93,715,000
                                                         --------------

                IDAHO - 1.28%

   2,625,000    Custer County, PCR, Amoco Co. Project
                Standard Oil Industry
                1.90%, 10/01/09 (A).....................      2,625,000
  19,000,000    Idaho State TAN, GO
                3.75%, 06/28/02 ........................     19,033,823
                                                         --------------
                                                             21,658,823
                                                         --------------

                ILLINOIS - 4.71%

   7,800,000    Chicago O'Hare International
                Airport American Airlines
                Series C
                1.75%, 12/01/17 (A)
                LOC: Bayerische Hypo-und
                Vereinsbank AG..........................      7,800,000
   2,100,000    Chicago O'Hare International Airport Revenue
                Second Lien, Series C
                1.65%, 01/01/18 (A)
                LOC: Societe Generale...................      2,100,000
  26,800,000    Illinois Development Finance Authority
                Revenue, Local Government
                Financing Program, Series A
                1.90%, 09/01/29 (A)
                Insured: AMBAC
                SPA: Bank of Nova Scotia................     26,800,000
  18,000,000    Illinois EFA Revenue
                Shedd Aquarium Society, Series B
                2.90%, 07/01/27 (A)
                LOC: Bank of America NT & SA............     18,000,000
  25,000,000    Illinois State Toll Highway Authority
                Series B
                1.75%, 01/01/17 (A)
                Insured: FSA
                SPA: Landesbank Hessen-Thuringen GZ ....     25,000,000
                                                         --------------
                                                             79,700,000
                                                         --------------

                INDIANA - 2.12%

  11,000,000    Indiana State Development Finance Authority
                Pure Air, Series 90-A & 91-A, AMT
                1.60%, 06/07/02
                LOC: Landesbank Hessen-Thuringen GZ ....     11,000,000



   PAR VALUE                                                   VALUE
  ----------                                                -----------



                INDIANA  (CONTINUED)

 $13,100,000    Monroe County Hospital
                Authority Revenue
                1.70%, 05/01/11 (A)
                Insured: MBIA
                SPA: Credit Suisse First Boston......... $   13,100,000
 11,800,000     Purdue University, Dormitory Systems
                1.25%, 05/22/02
                LOC: First Union National Bank..........     11,800,000
                                                         --------------
                                                             35,900,000
                                                         --------------

                IOWA - 2.07%

 35,000,000     Iowa State, TRAN, GO
                3.00%, 06/27/02 ........................     35,062,391
                                                         --------------

                KENTUCKY - 5.07%

  3,565,000     Breckinridge County Lease
                Assistant  Counties Leasing Trust, Series A
                1.70%, 02/01/32 (A)
                LOC: U.S. Bank, N.A.....................      3,565,000
 42,000,000     Kentucky Asset/Liability
                Commissions Fund Revenue, TRAN
                Series A
                4.00%, 06/26/02 ........................     42,092,372
 40,000,000     Kentucky Interlocal School
                Transportation Association, TRAN
                3.75%, 06/28/02 ........................     40,063,687
                                                         --------------
                                                             85,721,059
                                                         --------------

                LOUISIANA - 2.07%

 10,800,000     South Commission Port Revenue
                Occidental Petroleum
                1.70%, 07/01/18 (A)
                LOC: Wachovia Bank, N.A.................     10,800,000
  8,800,000     St. Charles Parish, PCR
                Shell Oil Co. Project
                1.70%, 06/01/05 (A).....................      8,800,000
 15,500,000     St. James Parish, PCR
                Texaco Project, Series 1988-A
                1.75%, 09/26/02 ........................     15,500,000
                                                         --------------
                                                             35,100,000
                                                         --------------

                MAINE - 0.59%

 10,000,000     Maine Finance Authority
                Jackson Laboratory Issue
                1.80%, 12/01/30 (A)
                LOC: KeyBank, N.A.......................     10,000,000
                                                         --------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)



   PAR VALUE                                                   VALUE
  ----------                                                -----------

                MARYLAND - 2.44%

 $32,700,000    Maryland State
                Economic Development Corp.
                College Park LLC, Series A
                1.70%, 06/01/32 (A)
                LOC: First Union National Bank.......... $   32,700,000
   8,600,000    Maryland State
                Health & Higher EFA
                Pooled Loan Program, Series B
                1.65%, 04/01/35 (A)
                LOC: Bank One, N.A......................      8,600,000
                                                         --------------
                                                             41,300,000
                                                         --------------

                MASSACHUSETTS - 8.34%

  17,000,000    Acton & Boxborough
                Regional School District, BAN, GO
                2.75%, 04/03/03 ........................     17,084,436
  13,993,000    Acton & Boxborough
                Regional School District, BAN, GO
                2.75%, 12/12/02 ........................     14,064,902
  22,094,000    Acton, BAN, GO
                2.00%, 03/05/03 ........................     22,167,270
  14,575,000    Dover, BAN, GO
                2.66%, 06/21/02 ........................     14,575,184
  11,500,000    Lynnfield, BAN, GO
                2.75%, 06/28/02 ........................     11,502,492
  27,000,000    Massachusetts State, Series A, BAN, GO
                3.25%, 04/25/03 ........................     27,274,937
  12,000,000    Waltham, BAN
                2.75%, 06/28/02 ........................     12,002,784
  12,780,000    Winchester, BAN, GO
                3.25%, 07/02/02 ........................     12,794,802
   9,520,000    Woburn, BAN, GO
                3.20%, 06/14/02 ........................      9,526,688
                                                         --------------
                                                            140,993,495
                                                         --------------

                MICHIGAN - 2.84%

  17,700,000    Michigan Higher Education
                Student Loan, Series XII-Y, AMT
                1.75%, 09/01/36 (A)
                Insured: AMBAC
                SPA: Lloyds TSB Bank Plc................     17,700,000
  30,200,000    Michigan Municipal Bond Authority
                Series A
                2.25%, 08/21/02 ........................     30,287,004
                                                         --------------
                                                             47,987,004
                                                         --------------

                MINNESOTA - 0.48%

   6,185,000    Springfield, IDR, Brick Co. Project, AMT
                1.85%, 05/01/16 (A)
                LOC:  Wells Fargo Bank, N.A.............      6,185,000
   1,900,000    University of Minnesota, Series A
                1.70%, 01/01/34 (A).....................      1,900,000
                                                         --------------
                                                              8,085,000
                                                         --------------


   PAR VALUE                                                   VALUE
  ----------                                                -----------


                MISSISSIPPI - 4.63%

  $2,000,000    Jackson County Water System
                Chevron USA, Inc. Project, GO
                1.30%, 11/01/24 (A)..................... $    2,000,000
  20,500,000    Mississippi Business Finance Corp.
                Choctaw General, Ltd., AMT
                1.60%, 05/03/02
                LOC: J.P. Morgan Chase Bank.............     20,500,000
  18,800,000    Mississippi Business Finance Corp.
                Choctaw General, Ltd., AMT
                1.60%, 05/08/02
                LOC: J.P. Morgan Chase Bank.............     18,800,000
  37,000,000    Perry County, PCR
                Leaf River Forest Production Project
                1.70%, 02/01/22 (A)
                LOC: Bank of America NT & SA............     37,000,000
                                                         --------------
                                                             78,300,000
                                                         --------------

                MISSOURI - 1.26%

   2,100,000    Missouri Development Finance Board
                Cultural Facility, Nelson Gallery Foundation
                Series B
                1.70%, 12/01/31 (A)
                Insured: MBIA
                SPA: J.P. Morgan Chase Bank.............      2,100,000
  19,225,000    University of Missouri, University Revenue
                Systems Facilities, Series A
                1.65%, 11/01/31 (A).....................     19,225,000
                                                         --------------
                                                             21,325,000
                                                         --------------

                NEVADA - 1.64%

  27,700,000    Clark County Airport Systems
                Series B-1, AMT
                1.75%, 07/01/29 (A)
                LOC: Bayerische Landesbank GZ...........     27,700,000
                                                         --------------

                NEW HAMPSHIRE - 2.66%

  45,000,000    New Hampshire HEFA
                Dartmouth Hitchcock Obligation
                Series A
                1.65%, 08/01/31 (A)
                Insured: FSA
                SPA: Dexia Credit Local de France
                SPA: J.P. Morgan Chase Bank.............     45,000,000
                                                         --------------

                NEW MEXICO - 0.55%

   5,300,000    Farmington, PCR, Arizona Public Service Co.
                Series A
                1.75%, 05/01/24 (A)
                LOC: Bank of America NT & SA............      5,300,000
   4,000,000    Farmington, PCR, Arizona Public Service Co.
                Series B
                1.75%, 09/01/24 (A)
                LOC: Barclays Bank Plc..................      4,000,000
                                                         --------------
                                                              9,300,000
                                                         --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)



   PAR VALUE                                                   VALUE
  ----------                                                -----------


                NORTH CAROLINA - 3.68%

 $18,375,000    North Carolina
                Educational Facilities Finance Agency
                Bowman Gray School of Medicine Project
                1.58%, 09/01/20 (A)
                LOC: Wachovia Bank, N.A................. $   18,375,000
  13,500,000    North Carolina
                Educational Facilities Finance Agency
                Bowman Gray School of Medicine Project
                1.58%, 09/01/26 (A)
                LOC: Wachovia Bank, N.A.................     13,500,000
  30,430,000    University of North Carolina at Chapel Hill
                Series C
                1.55%, 12/01/25 (A).....................     30,430,000
                                                         --------------
                                                             62,305,000
                                                         --------------

                OHIO - 0.64%

  10,880,000    Franklin County Hospital Revenue
                US Health Corp., Series B
                1.70%, 12/01/20 (A)
                LOC: J.P. Morgan Chase Bank.............     10,880,000
                                                         --------------

                OKLAHOMA - 0.18%

   3,000,000    Tulsa Industrial Authority Revenue
                University of Tulsa, Series B
                1.70%, 10/01/26 (A)
                Insured: MBIA
                SPA: Dexia Credit Local de France ......      3,000,000
                                                         --------------

                OREGON - 2.25%

  38,000,000    Tri-County Metro Pollution Transportation
                Interstate Max Project, Series A
                1.65%, 12/01/21 (A)
                LOC: Bayerische Landesbank..............     38,000,000
                                                         --------------

                PENNSYLVANIA - 2.04%

   2,140,000    Delaware County, IDA
                Resource Recovery Facility, Series G
                1.55%, 12/01/31 (A)
                Guaranteed: General Electric Capital Corp.    2,140,000
   3,000,000    Delaware Valley Regional Finance Authority
                Local Government Revenue
                1.70%, 08/01/16 (A)
                LOC: Credit Suisse First Boston.........      3,000,000
   3,100,000    Delaware Valley Regional Finance Authority
                Local Government Revenue
                Series A
                1.70%, 12/01/19 (A)
                LOC: Credit Suisse First Boston.........      3,100,000
  15,100,000    Delaware Valley Regional Finance Authority
                Local Government Revenue
                Series B
                1.70%, 12/01/20 (A)
                LOC: Credit Suisse First Boston.........     15,100,000


   PAR VALUE                                                   VALUE
  ----------                                                -----------



                PENNSYLVANIA  (CONTINUED)

$  8,100,000    Delaware Valley Regional Finance Authority
                Local Government Revenue
                Series C
                1.70%, 12/01/20 (A)
                LOC: Credit Suisse First Boston.........  $   8,100,000
   3,100,000    Delaware Valley Regional Finance Authority
                Local Government Revenue
                Series D
                1.70%, 12/01/20 (A)
                LOC: Credit Suisse First Boston.........      3,100,000
                                                         --------------
                                                             34,540,000
                                                         --------------

                RHODE ISLAND - 2.31%

  10,000,000    Coventry, BAN, GO
                2.10%, 06/30/02 ........................     10,001,604
  29,000,000    Rhode Island State, TAN, GO
                2.25%, 06/28/02 ........................     29,039,870
                                                         --------------
                                                             39,041,474
                                                         --------------

                SOUTH CAROLINA - 2.19%

  19,400,000    Piedmont Municipal Power Agency
                Electric Co., Series C
                1.70%, 01/01/22 (A)
                Insured: MBIA
                SPA: J.P. Morgan Chase Bank.............     19,400,000
  17,655,000    Spartanburg County Health Services
                District, Inc., Hospital Revenue
                1.70%, 04/15/23 (A)
                LOC: MBIA
                SPA: NationsBank, N.A...................     17,655,000
                                                         --------------
                                                             37,055,000
                                                         --------------

                TEXAS - 20.53%

   4,800,000    Brazos River Harbor Navigation, District B
                County Environmental Facilities,
                Merey Sweeny Project, Series A, AMT
                1.80%, 04/01/21 (A)
                LOC: J.P. Morgan Chase Bank.............      4,800,000
   7,750,000    City of Houston, Series C, GO
                1.25%, 05/03/02
                SPA: Toronto-Dominion Bank..............      7,750,000
  10,300,000    City of San Antonio, GO
                1.55%, 06/13/02
                LOC: Landesbank Hessen-Thuringen GZ          10,300,000
  14,915,000    Guadalupe-Blanco River Authority, PCR
                Central Power & Light Co. Project
                1.70%, 11/01/15 (A)
                LOC: Barclays Bank Plc..................     14,915,000
   3,500,000    Gulf Coast, IDA
                CITGO Petroleum Corp. Project, AMT
                1.80%, 02/01/32 (A)
                LOC: Royal Bank of Canada...............      3,500,000



                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)



   PAR VALUE                                                   VALUE
  ----------                                                -----------


                TEXAS  (CONTINUED)

$  6,000,000    Gulf Coast Waste Disposal Authority
                Environmental Facilities Revenue
                Exxon Mobil Project, AMT
                1.75%, 12/01/25 (A)..................... $    6,000,000
   4,600,000    Gulf Coast Waste Disposal Authority
                Solid Waste Disposal Revenue
                Amoco Oil Co. Project, AMT
                1.95%, 04/15/15 (A).....................      4,600,000
  43,500,000    Hockley County, IDC, PCR
                Amoco Project, Standard Oil Co.
                1.75%, 03/01/14 (A).....................     43,500,000
  12,500,000    Houston Higher Education Finance Corp.
                Rice University, Series A
                1.40%, 08/07/02 ........................     12,500,000
  11,200,000    Houston Higher Education Finance Corp.
                Rice University, Series A
                1.50%, 06/14/02 ........................     11,200,000
   1,100,000    Lone Star Airport Improvement Authority
                Series A-1
                1.66%, 12/01/14 (A)
                LOC: Royal Bank of Canada...............      1,100,000
  13,650,000    Lower Neches Valley Authority, PCR
                Chevron USA, Inc. Project
                1.35%, 02/15/17 (A).....................     13,650,000
  12,000,000    Midlothian, IDC, PCR
                Crow Chemical Co. Project
                1.65%, 12/01/09 (A)
                LOC: UBS AG.............................     12,000,000
  20,000,000    North Central HFDC, Methodist Hospital
                1.20%, 05/08/02
                Insured: AMBAC
                SPA: Dexia Credit Local de France.......     20,000,000
  19,100,000    North Central HFDC, Methodist Hospital
                1.60%, 06/10/02
                Insured: AMBAC
                SPA: Dexia Credit Local de France.......     19,100,000
  30,000,000    Panhandle-Plains Higher Education
                Authority, Inc., Student Loan Revenue
                Series A, AMT
                1.75%, 06/01/23 (A).....................     30,000,000
  22,500,000    Texas A&M University, Board of Registrants
                1.25%, 05/06/02
                SPA: Landesbank Hessen-Thuringen GZ.....     22,500,000
  15,600,000    Texas A&M University, Board of Registrants
                1.55%, 05/29/02
                SPA: Landesbank Hessen-Thuringen GZ.....     15,600,000
  45,000,000    Texas State, TRAN, Series A-L32
                3.75%, 08/29/02 ........................     45,184,863
  20,000,000    Texas State, Veterans Land, AMT, GO
                1.70%, 12/01/32 (A)
                SPA: J.P. Morgan Chase Bank.............     20,000,000
  29,000,000    University of Texas
                University Revenue Financing System
                Series A
                1.60%, 08/15/13 (A).....................     29,000,000
                                                         --------------
                                                            347,199,863
                                                         --------------

   PAR VALUE                                                   VALUE
  ----------                                                -----------

                UTAH - 1.51%

$ 12,100,000    Emery County, PCR
                Pacificorp Project
                1.75%, 07/01/15 (A)
                LOC: Credit Suisse First Boston.........  $  12,100,000
   7,900,000    Utah State, Series A, GO
                1.65%, 07/01/16 (A)
                SPA: Toronto-Dominion Bank..............      7,900,000
   5,500,000    Utah State, Series C, GO
                1.60%, 07/01/16 (A)
                SPA: Toronto-Dominion Bank..............      5,500,000
                                                         --------------
                                                             25,500,000
                                                         --------------

                VIRGINIA - 0.75%

  12,750,000    Dinwiddie County, IDA
                Chaparral East Project, Series 1998-A, AMT
                1.80%, 09/01/28 (A)
                LOC: Bank of America NT & SA............     12,750,000
                                                         --------------

                WASHINGTON - 0.34%

   5,755,000    Port of Seattle, AMT
                1.65%, 06/07/02
                LOC: Bayerische Landesbank GZ...........      5,755,000
                                                         --------------

                WISCONSIN - 0.65%

  11,000,000    Wisconsin State HEFA
                University of Wisconsin Medical Foundation
                1.63%, 05/01/30 (A)
                LOC: LaSalle Bank, N.A..................     11,000,000
                                                         --------------

                WYOMING - 3.72%

  16,900,000    Sweetwater County, PCR, Series 88-A
                1.55%, 08/09/02
                LOC: Barclays Bank......................     16,900,000
   1,000,000    Unita County, PCR, Amoco Project
                1.65%, 07/01/26 (A).....................      1,000,000
  45,000,000    Wyoming State, Series A, TRAN
                3.50%, 06/27/02 ........................     45,065,051
                                                         --------------
                                                             62,965,051
                                                         --------------
                TOTAL MUNICIPAL SECURITIES..............  1,655,489,160
                                                         --------------
                (Cost $1,655,489,160)



                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)



    SHARES                                                    VALUE
  ----------                                                -----------

INVESTMENT COMPANIES - 1.06%

      72,051    Dreyfus Tax-Exempt
                Cash Management Fund.................... $       72,051
  17,831,499    Federated Tax-Free Obligations Fund          17,831,499
      24,832    SEI Tax-Exempt Trust
                Money Market Fund.......................         24,832
                                                         --------------
                TOTAL INVESTMENT COMPANIES..............     17,928,382
                                                         --------------
                (Cost $17,928,382)

TOTAL INVESTMENTS - 98.92%..............................  1,673,417,542
                                                         --------------
(Cost $1,673,417,542)*

NET OTHER ASSETS AND LIABILITIES - 1.08%................     18,289,887
                                                         --------------
NET ASSETS - 100.00%.................................... $1,691,707,429
                                                         ==============

-------------------------------------------

*       Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect on April 30, 2002.

AMBAC   American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
BAN     Bond Anticipation Note
EFA     Education Facilities Authority
FGIC    Federal Guaranty Insurance Corp.
FSA     Financial Security Assurance Company
GO      General Obligation
HFDC    Health Facilities Development Corp.
HEFA    Health and Educational Facilities Authority
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDC     Industrial Development Corp.
IDR     Industrial Development Revenue
LOC     Letter of Credit
MBIA    Municipal Bond Insurance Association
PCR     Pollution Control Revenue
SPA     Stand-by Purchase Agreement
TAN     Tax Anticipation Notes
TRAN    Tax and Revenue Anticipation Notes

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
CONNECTICUT MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)



   PAR VALUE                                                   VALUE
  ----------                                                -----------



MUNICIPAL SECURITIES - 104.64%

                ARIZONA - 2.00%

  $6,100,000    Maricopa County, PCR
                Arizona Public Service Co., Series C
                1.70%, 05/01/29 (A)
                LOC: Toronto-Dominion Bank.............. $    6,100,000
                                                         --------------

                CONNECTICUT - 80.55%

  10,000,000    Avon, BAN, GO
                2.50%, 07/17/02 ........................     10,000,402
  15,000,000    Connecticut State
                Series A, GO
                3.00%, 04/15/03 ........................     15,155,400
  16,740,000    Connecticut State
                Series B, GO
                1.60%, 05/15/14 (A)
                SPA: Bayerische Landesbank AG...........     16,740,000
  13,540,000    Connecticut State Development Authority
                Health Care Corp. for Independent Living
                1.60%, 07/01/15 (A)
                LOC: J.P. Morgan Chase Bank.............     13,540,000
   2,600,000    Connecticut State Development Authority
                PCR, Central Vermont Public Service
                1.50%, 12/01/15 (A)
                LOC: Toronto-Dominion Bank..............      2,600,000
   3,000,000    Connecticut State Development Authority
                Solid Waste, Rand/Whitney Project, AMT
                1.70%, 08/01/23 (A)
                LOC: Bank of Montreal...................      3,000,000
   3,600,000    Connecticut State HEFA
                Hospital of St. Raphael
                Series J
                1.46%, 07/01/22 (A)
                LOC: KBC Bank NV........................      3,600,000
   1,900,000    Connecticut State HEFA
                Hospital of St. Raphael
                Series K
                1.46%, 07/01/22 (A)
                LOC: KBC Bank NV........................      1,900,000
  10,000,000    Connecticut State HEFA
                Hotchkiss School
                Series A
                1.60%, 07/01/30 (A)
                SPA: Northern Trust Co..................     10,000,000
   7,300,000    Connecticut State HEFA
                Stamford Hospital
                Series H
                1.46%, 07/01/24 (A)
                Insured: MBIA
                SPA: J.P. Morgan Chase Bank.............      7,300,000
   5,300,000    Connecticut State HEFA
                Summerwood University Park
                Series A
                1.46%, 07/01/30 (A)
                LOC: LaSalle Bank, N.A..................      5,300,000



   PAR VALUE                                                   VALUE
  ----------                                                -----------


                CONNECTICUT  (CONTINUED)

  $6,700,000    Connecticut State HEFA
                Taft School
                Series E
                1.60%, 07/01/30 (A)
                LOC: First Union National Bank..........  $   6,700,000
   7,500,000    Connecticut State HEFA
                Yale University
                1.55%, 08/09/02 ........................      7,500,000
   3,300,000    Connecticut State HEFA
                Yale University
                1.55%, 09/09/02 ........................      3,300,000
   2,000,000    Connecticut State HEFA
                Yale University
                1.55%, 09/10/02 ........................      2,000,000
   5,000,000    Connecticut State HEFA
                Yale University
                Series T-1
                1.65%, 07/01/29 (A).....................      5,000,000
   7,900,000    Connecticut State HEFA
                Yale University
                Series T-2
                1.50%, 07/01/29 (A).....................      7,900,000
   8,610,000    Connecticut State HEFA
                Yale University
                Series U-2
                1.35%, 07/01/33 (A).....................      8,610,000
   6,000,000    Connecticut State HFA
                Housing Mortgage Finance Program
                Series D-3
                1.46%, 11/15/28 (A)
                Insured: AMBAC
                SPA: Landesbank Hessen-Thuringen GZ.....      6,000,000
   7,800,000    Connecticut State HFA
                Housing Mortgage Finance Program
                Series G
                1.65%, 05/15/18 (A)
                Insured: AMBAC
                SPA: J.P. Morgan Chase Bank.............      7,800,000
   6,800,000    Connecticut State Special Assessment
                Second Injury Fund
                1.45%, 06/20/02
                SPA:Caisse Nationale de Credit Agricole
                SPA: Dexia Credit Local de France.......      6,800,000
  11,200,000    Connecticut State Special Tax Obligation
                Revenue Second Lien
                Transportation Infrastructure
                Series 1
                1.70%, 12/01/10 (A)
                LOC: Commerzbank AG.....................     11,200,000
  10,000,000    Fairfield, BAN, GO
                2.75%, 06/21/02 ........................     10,003,405
   1,645,000    Fairfield, Series A, GO
                4.00%, 04/01/03 ........................      1,673,219
   5,900,000    Groton, BAN, Lot A, GO
                2.65%, 06/11/02 ........................      5,900,126
   7,921,000    Manchester, Temporary Note, GO
                2.50%, 07/05/02 ........................      7,921,269
   7,120,000    Milford, BAN, GO
                2.00%, 11/07/02 ........................      7,121,784



                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
CONNECTICUT MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)



   PAR VALUE                                                   VALUE
  ----------                                                -----------


                CONNECTICUT  (CONTINUED)

  $3,615,000    New Haven, Series A
                1.50%, 05/21/02 ........................ $    3,615,000
   2,000,000    New Haven, Series A
                1.50%, 06/07/02 ........................      2,000,000
   6,750,000    Newtown, BAN, GO
                1.22%, 06/19/02 ........................      6,750,252
   3,400,000    Oxford, BAN, GO
                3.00%, 01/31/03 ........................      3,428,560
   2,800,000    Regional School District No. 4, BAN, GO
                2.75%, 07/24/02 ........................      2,804,149
   8,250,000    Regional School District No. 15, BAN, GO
                1.23%, 08/15/02 ........................      8,250,457
   8,650,000    Southbury, BAN, GO
                1.40%, 10/15/02 ........................      8,651,134
   3,270,000    Stamford, GO
                4.00%, 07/15/02 ........................      3,287,195
   5,000,000    University of Connecticut, Series A, GO
                4.00%, 04/01/03 ........................      5,088,034
   4,860,000    Watertown, BAN, GO
                3.00%, 08/15/02 ........................      4,866,737
   2,175,000    Wilton, BAN, GO
                2.52%, 07/17/02 ........................      2,175,087
                                                         --------------
                                                            245,482,210
                                                         --------------

                KENTUCKY - 0.66%

   2,000,000    Breckinridge County
                Kentucky Association Counties Leasing Trust
                Series A
                1.70%, 02/01/32 (A)
                LOC: U.S. Bank, N.A.....................      2,000,000
                                                         --------------

                LOUISIANA - 2.77%

   4,095,000    Louisiana Offshore Terminal Authority
                Deepwater Port Revenue Loop, Inc.
                1st Stage
                1.75%, 09/01/06 (A)
                LOC: SunTrust Bank, N.A.................      4,095,000
   4,350,000    Louisiana Offshore Terminal Authority
                Deepwater Port Revenue Loop, Inc.
                1st Stage
                1.75%, 09/01/08 (A)
                LOC: SunTrust Bank, N.A.................      4,350,000
                                                         --------------
                                                              8,445,000
                                                         --------------

                MARYLAND - 2.17%

   6,600,000    Maryland State
                Economic Development Corp.
                College Park LLC, Series A
                1.70%, 06/01/32 (A)
                LOC: First Union National Bank..........      6,600,000
                                                         --------------



   PAR VALUE                                                   VALUE
  ----------                                                -----------



                MONTANA - 2.07%

$  6,300,000    Forsyth, PCR, Pacificorp Project
                1.85%, 01/01/18 (A)
                LOC: J.P. Morgan Chase Bank.............  $   6,300,000
                                                         --------------

                PENNSYLVANIA - 1.48%

   1,700,000    Delaware Valley Regional Finance Authority
                Local Government Revenue
                Series A
                1.70%, 12/01/17 (A)
                LOC: Credit Suisse First Boston.........      1,700,000
   2,800,000    Delaware Valley Regional Finance Authority
                Local Government Revenue
                Series A
                1.70%, 12/01/20 (A)
                LOC: Credit Suisse First Boston.........      2,800,000
                                                         --------------
                                                              4,500,000
                                                         --------------

                PUERTO RICO - 7.51%

  13,000,000    Puerto Rico Commonwealth
                Government Development Bank
                1.42%, 12/01/15 (A)
                Insured: MBIA
                SPA: Credit Suisse First Boston.........     13,000,000
   9,900,000    Puerto Rico Commonwealth
                Highway & Transportation Authority
                Series A
                1.65%, 07/01/28 (A)
                Insured: AMBAC
                SPA: Bank of Nova Scotia................      9,900,000
                                                         --------------
                                                             22,900,000
                                                         --------------

                TEXAS - 5.43%

   6,400,000    Austin Airport System, Series A, AMT
                1.75%, 11/15/17 (A)
                LOC: J.P. Morgan Chase Bank.............      6,400,000
   1,250,000    Bell County Health Facilities
                Development Corp., Scott & White Memorial
                1.70%, 08/15/31 (A)
                Insured: MBIA
                SPA: J.P. Morgan Chase Bank.............      1,250,000
   2,515,000    Guadalupe-Blanco River Authority PCR
                Central Power & Light Co. Project
                1.70%, 11/01/15 (A)
                LOC: Barclays Bank Plc..................      2,515,000
   5,000,000    Houston Higher Education Finance Corp.
                Rice University
                Series A
                1.75%, 09/11/02 ........................      5,000,000
   1,400,000    Lone Star Airport Improvement Authority
                1.66%, 12/01/14 (A)
                LOC: Royal Bank of Canada...............      1,400,000
                                                         --------------
                                                             16,565,000
                                                         --------------
                TOTAL MUNICIPAL SECURITIES..............    318,892,210
                                                         --------------
                (Cost $318,892,210)


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
CONNECTICUT MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)



    SHARES                                                     VALUE
  ----------                                                -----------



INVESTMENT COMPANIES - 0.13%

    340,768     Federated Municipal Trust
                Connecticut Municipal Cash Trust........ $      340,768
     49,571     SEI Tax-Exempt Trust
                Money Market Fund.......................         49,571
                                                         --------------
                TOTAL INVESTMENT COMPANIES..............        390,339
                                                         --------------
                (Cost $390,339)

TOTAL INVESTMENTS - 104.77%.............................    319,282,549
                                                         --------------
(Cost $319,282,549)*

NET OTHER ASSETS AND LIABILITIES - (4.77)%..............    (14,533,744)
                                                         --------------
NET ASSETS - 100.00%.................................... $  304,748,805
                                                         ==============

---------------------------------------

*       Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect on April 30, 2002.

AMBAC   American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
BAN     Bond Anticipation Note
GO      General Obligation
HEFA    Health and Educational Facilities Authority
HFA     Housing Finance Authority
LOC     Letter of Credit
MBIA    Municipal Bond Insurance Association
PCR     Pollution Control Revenue
SPA     Stand-by Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)

   PAR VALUE                                                   VALUE
  ----------                                                -----------



MUNICIPAL SECURITIES - 98.52%

                KENTUCKY - 1.12%

$  5,570,000    Breckinridge County Lease
                1.70%, 02/01/32 (A)
                LOC: U.S. Bank, N.A..................... $    5,570,000
                                                         --------------

                MASSACHUSETTS - 93.39%

   5,000,000    Acton & Boxborough Regional
                School District, BAN
                2.75%, 04/03/03 ........................      5,024,834
   7,760,000    Amherst, BAN, GO
                2.50%, 10/11/02 ........................      7,772,545
   9,600,000    Barnstable, BAN, GO
                1.45%, 06/28/02 ........................      9,600,726
   3,000,000    Beverly, BAN, GO
                2.50%, 02/06/03 ........................      3,018,615
   6,750,000    Boston, BAN, Series A, GO
                4.00%, 05/01/02 ........................      6,750,000
   5,890,000    Boston, Series A, GO
                3.00%, 02/01/03 ........................      5,926,876
   8,300,000    Boston Water and Sewer Commission
                General Purpose, Series A
                1.55%, 11/01/24 (A)
                LOC: State Street Bank..................      8,300,000
  10,500,000    Brookline, BAN, GO
                2.80%, 05/29/02 ........................     10,500,236
   1,677,500    Canton, Lot B, BAN, GO
                3.00%, 06/07/02 ........................      1,677,863
  20,000,000    Holliston, BAN, GO
                3.00%, 05/24/02 ........................     20,005,577
  20,000,000    Marblehead, BAN, GO
                3.00%, 08/22/02 ........................     20,025,953
   7,350,000    Massachusetts State
                Series B, GO
                1.60%, 08/01/15 (A)
                SPA: Landesbank Hessen-Thuringen GZ ....      7,350,000
  17,450,000    Massachusetts State
                Series B, GO
                1.65%, 09/01/16 (A)
                SPA: Toronto-Dominion Bank..............     17,450,000
   5,500,000    Massachusetts State Development
                Finance Agency
                1.70%, 09/06/02
                LOC:First Union National Bank...........      5,500,000
   9,900,000    Massachusetts State Development
                Finance Agency
                Ed-Dexter School Project
                1.65%, 05/01/30 (A)
                Insured: MBIA
                LOC: First Union National Bank..........      9,900,000
  22,206,000    Massachusetts State Development
                Finance Agency
                Higher Education, Smith College
                1.50%, 07/01/24 (A).....................     22,206,000


   PAR VALUE                                                   VALUE
  ----------                                                -----------


                MASSACHUSETTS  (CONTINUED)

 $17,490,000    Massachusetts State HEFA
                Amherst College
                Series F
                1.49%, 11/01/26 (A)..................... $   17,490,000
   6,600,000    Massachusetts State HEFA
                Bentley College
                Series K
                1.65%, 07/01/30 (A)
                LOC: State Street Bank..................      6,600,000
   7,200,000    Massachusetts State HEFA
                Berklee College of Music
                Series D
                1.60%, 10/01/27 (A)
                Insured: MBIA
                SPA: J.P. Morgan Chase Bank.............      7,200,000
   5,150,000    Massachusetts State HEFA
                Capital Asset Program
                Series D
                1.65%, 01/01/35 (A)
                Insured: MBIA
                SPA: State Street Bank..................      5,150,000
   9,700,000    Massachusetts State HEFA
                Capital Asset Program
                Series E
                1.70%, 01/01/35 (A)
                LOC: Bank One, N.A......................      9,700,000
  14,520,000    Massachusetts State HEFA
                Newton Wellesley Hospital
                Series F
                1.49%, 07/01/25 (A)
                Insured: MBIA
                SPA: Credit Suisse First Boston.........     14,520,000
  16,700,000    Massachusetts State HEFA
                Partners Healthcare System
                Series P-2
                1.55%, 07/01/27 (A)
                Insured: FSA
                SPA: J.P. Morgan Chase Bank
                SPA: Bayerische Landesbank GZ...........     16,700,000
   1,600,000    Massachusetts State HEFA
                University of Massachusetts
                Series A
                1.60%, 11/01/30 (A)
                LOC: Dexia Credit Local de France ......      1,600,000
   4,300,000    Massachusetts State HEFA
                Wellesley College
                Series B
                1.50%, 07/01/22 (A).....................      4,300,000
  19,000,000    Massachusetts State HEFA
                Wellesley College
                Series G
                1.40%, 07/01/39 (A).....................     19,000,000



                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)

   PAR VALUE                                                   VALUE
  ----------                                                -----------



                MASSACHUSETTS  (CONTINUED)

$ 26,500,000    Massachusetts State HFA
                Multi-Family
                Series A
                1.60%, 12/01/25 (A)
                Insured: GNMA
                SPA: HSBC Bank U.S.A.................... $   26,500,000
  15,000,000    Massachusetts State HFA
                Single-Family
                1.60%, 12/01/30 (A)
                Insured: FSA
                SPA: Dexia Credit Local de France.......     15,000,000
   2,500,000    Massachusetts State IFA
                Buckingham Brown Nichols Issue
                1.65%, 05/01/27 (A)
                LOC: State Street Bank..................      2,500,000
   1,500,000    Massachusetts State IFA
                Gordon College Issue
                1.60%, 12/01/27 (A)
                LOC: State Street Bank..................      1,500,000
   4,165,000    Massachusetts State IFA
                New England College
                1.60%, 10/01/27 (A)
                LOC: State Street Bank..................      4,165,000
   9,695,000    Massachusetts State SP OB Revenue
                Series A
                Pre-refunded 06/01/02
                6.00%, 06/01/13
                Insured: AMBAC Surety Bond..............      9,979,557
  15,000,000    Massachusetts State Water
                Resource Authority
                1.60%, 08/08/02
                SPA: J.P. Morgan Chase Bank.............     15,000,000
  14,500,000    Massachusetts State Water
                Resource Authority
                1.60%, 08/09/02
                SPA:J.P. Morgan Chase Bank..............     14,500,000
  19,700,000    Massachusetts State Water
                Resource Authority
                General Purpose
                Series A
                1.65%, 04/01/28 (A)
                Insured: AMBAC
                SPA: Bank of Nova Scotia................     19,700,000
   5,500,000    Massachusetts State Water
                Resource Authority
                General Purpose
                Series B
                1.65%, 08/01/28 (A)
                LOC: Landesbank Hessen-Thuringen GZ.....      5,500,000
   6,000,000    Massachusetts State Water
                Resource Authority
                Series A, Pre-refunded 07/15/02
                5.50%, 07/15/22 ........................      6,050,083



   PAR VALUE                                                   VALUE
  ----------                                                -----------


                MASSACHUSETTS  (CONTINUED)

  $5,500,000    Milton, BAN, GO
                2.25%, 12/13/02 ........................  $   5,511,679
   8,440,000    Needham, BAN, GO
                2.64%, 06/28/02 ........................      8,440,121
   5,700,000    Newton, BAN, GO
                1.60%, 08/29/02 ........................      5,700,354
   4,500,000    Pembroke, BAN, GO
                3.25%, 08/08/02 ........................      4,512,036
   3,200,000    Sherborn, BAN, GO
                2.25%, 03/07/03 ........................      3,205,272
  13,710,000    Shirley, BAN, GO
                3.00%, 04/09/03 ........................     13,791,811
   1,500,000    Sudbury, Series A, GO
                4.75%, 06/01/02 ........................      1,502,682
  17,320,000    Waltham, BAN, GO
                1.70%, 02/14/03 ........................     17,332,068
   9,520,000    Wayland, BAN, GO
                2.50%, 11/21/02 ........................      9,551,305
   2,980,000    Wellesley, BAN, GO
                3.00%, 06/06/02 ........................      2,980,858
   2,745,000    Weston, BAN, Series B
                2.50%, 02/14/03 ........................      2,763,590
   3,426,000    Wilmington, GO
                4.50%, 06/15/02 ........................      3,433,532
                                                         --------------
                                                            462,389,173
                                                         --------------

                PUERTO RICO - 1.99%

   8,870,000    Puerto Rico Commonwealth
                Government Development Bank
                1.42%, 12/01/15 (A)
                Insured: MBIA
                SPA: Credit Suisse First Boston.........      8,870,000
   1,000,000    Puerto Rico Commonwealth
                Highway & Transportation Authority
                Series A
                1.65%, 07/01/28 (A)
                Insured: AMBAC
                SPA: Bank of Nova Scotia................      1,000,000
                                                         --------------
                                                              9,870,000
                                                         --------------

                RHODE ISLAND - 2.02%

  10,000,000    Rhode Island State HEBC
                Higher Education Facilities
                Brown University
                Series B
                1.65%, 09/01/32 (A).....................     10,000,000
                                                         --------------
                TOTAL MUNICIPAL SECURITIES..............    487,829,173
                                                         --------------
                (Cost $487,829,173)



                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)

    SHARES                                                    VALUE
  ----------                                                -----------

INVESTMENT COMPANIES - 0.18%

    130,523     Federated Municipal Trust Massachusetts
                Municipal Cash Trust.................... $      130,523
    773,588     SEI Tax-Exempt Trust
                Money Market Fund.......................        773,588
                                                         --------------
                TOTAL INVESTMENT COMPANIES..............        904,111
                                                         --------------
                (Cost $904,111)

TOTAL INVESTMENTS - 98.70%..............................    488,733,284
                                                         --------------
(Cost $488,733,284)*

NET OTHER ASSETS AND LIABILITIES - 1.30%................      6,437,019
                                                         --------------
NET ASSETS - 100.00%....................................  $ 495,170,303
                                                         ==============

---------------------------------

*       Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect on April 30, 2002.

AMBAC   American Municipal Bond Assurance Corp.
BAN     Bond Anticipation Note
FSA     Financial Security Assurance Company
GNMA    Government National Mortgage Association
GO      General Obligation
HEBC    Health and Educational Building Corp.
HEFA    Health and Educational Facilities Authority
HFA     Housing Finance Authority
IFA     Industrial Finance Authority
LOC     Letter of Credit
MBIA    Municipal Bond Insurance Association
SPA     Stand-by Purchase Agreement
SP OB   Special Obligation

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GALAXY MONEY MARKET FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2002 (UNAUDITED)


                                                                          MONEY               GOVERNMENT          U.S. TREASURY
                                                                          MARKET             MONEY MARKET          MONEY MARKET
                                                                           FUND                  FUND                  FUND
                                                                    ------------------    ------------------    ------------------


ASSETS:
   Investments (Note 2):
     Investments at amortized cost..............................    $    5,187,894,377    $      667,155,407    $    1,535,198,712
     Repurchase agreement.......................................           135,712,000           205,566,000                    --
                                                                    ------------------    ------------------    ------------------
       Total Investments at value...............................         5,323,606,377           872,721,407         1,535,198,712
   Cash.........................................................                    --                   249                    49
   Receivable for investments sold..............................                    --                    --                    --
   Receivable for shares sold...................................                   200                    --                    --
   Interest and dividends receivable............................             3,906,014               746,067             1,947,252
                                                                    ------------------    ------------------    ------------------
     Total Assets...............................................         5,327,512,591           873,467,723         1,537,146,013
                                                                    ------------------    ------------------    ------------------
LIABILITIES:
   Distributions payable........................................             3,077,045               474,300               814,988
   Payable for investments purchased............................                    --                    --                    --
   Payable for shares repurchased...............................                46,385                    --                    --
   Payable to custodian.........................................                 1,916                    --                    --
   Investment advisory fee payable (Note 3).....................             1,597,989               266,334               487,183
   Payable to Fleet affiliates (Note 3).........................               226,767                36,695                67,147
   Payable to Administrator (Note 3)............................               556,733                74,903               146,873
   Trustees' fees and expenses payable (Note 3).................               132,795                32,431                38,732
   Accrued expenses and other payables..........................               452,602                51,229               120,579
                                                                    ------------------    ------------------    ------------------
     Total Liabilities..........................................             6,092,232               935,892             1,675,502
                                                                    ------------------    ------------------    ------------------
NET ASSETS......................................................    $    5,321,420,359    $      872,531,831    $    1,535,470,511
                                                                    ==================    ==================    ==================
NET ASSETS CONSIST OF:
   Par value (Note 5)...........................................    $        5,321,448    $          872,573    $        1,535,267
   Paid-in capital in excess of par value.......................         5,315,843,713           871,700,432         1,533,505,068
   Undistributed (overdistributed) net investment income........               243,217               (41,174)              316,538
   Accumulated net realized gain (loss) on investments sold.....                11,981                    --               113,638
                                                                    ------------------    ------------------    ------------------
TOTAL NET ASSETS................................................    $    5,321,420,359    $      872,531,831    $    1,535,470,511
                                                                    ==================    ==================    ==================
Retail A Shares:
   Net assets...................................................    $    2,718,479,261    $      430,226,928    $      814,127,045
   Shares of beneficial interest outstanding....................         2,718,342,115           430,249,088           813,884,782
                                                                    ------------------    ------------------    ------------------
   NET ASSET VALUE, offering and redemption price per share.....    $             1.00    $             1.00    $             1.00
                                                                    ==================    ==================    ==================
Retail B Shares:
   Net assets...................................................    $        7,111,964                   N/A                   N/A
   Shares of beneficial interest outstanding....................             7,112,198                   N/A                   N/A
                                                                    ------------------    ------------------    ------------------
   NET ASSET VALUE and offering price per share*................    $             1.00                   N/A                   N/A
                                                                    ==================    ==================    ==================
Trust Shares:
   Net assets...................................................    $    2,595,829,134    $      442,304,903    $      721,343,466
   Shares of beneficial interest outstanding....................         2,595,993,360           442,323,915           721,382,482
                                                                    ------------------    ------------------    ------------------
   NET ASSET VALUE, offering and redemption price per share.....    $             1.00    $             1.00    $             1.00
                                                                    ==================    ==================    ==================



                                                                      TAX-EXEMPT
                                                                     MONEY MARKET     CONNECTICUT MUNICIPAL  MASSACHUSETTS MUNICIPAL
                                                                        FUND            MONEY MARKET FUND       MONEY MARKET FUND
                                                                  ------------------    ------------------    ------------------


ASSETS:
   Investments (Note 2):
     Investments at amortized cost..............................     $ 1,673,417,542    $      319,282,549    $      488,733,284
     Repurchase agreement.......................................                  --                    --                    --
                                                                  ------------------    ------------------    ------------------
       Total Investments at value...............................       1,673,417,542           319,282,549           488,733,284
   Cash.........................................................                 911                 4,878                 2,606
   Receivable for investments sold..............................           9,942,246             8,000,000             4,060,881
   Receivable for shares sold...................................                  --                    --                    --
   Interest and dividends receivable............................          10,595,147             1,367,920             2,872,529
                                                                  ------------------    ------------------    ------------------
     Total Assets...............................................       1,693,955,846           328,655,347           495,669,300
                                                                  ------------------    ------------------    ------------------
LIABILITIES:
   Distributions payable........................................           1,445,259               123,619               195,651
   Payable for investments purchased............................                  --            23,603,960                    --
   Payable for shares repurchased...............................                  --                    --                    --
   Payable to custodian.........................................                  --                    --                    --
   Investment advisory fee payable (Note 3).....................             534,954               104,778               182,967
   Payable to Fleet affiliates (Note 3).........................              22,508                26,394                39,351
   Payable to Administrator (Note 3)............................             122,354                23,665                44,274
   Trustees' fees and expenses payable (Note 3).................              31,164                 7,225                 9,639
   Accrued expenses and other payables..........................              92,178                16,901                27,115
                                                                  ------------------    ------------------    ------------------
     Total Liabilities..........................................           2,248,417            23,906,542               498,997
                                                                  ------------------    ------------------    ------------------
NET ASSETS......................................................  $    1,691,707,429    $      304,748,805    $      495,170,303
                                                                  ==================    ==================    ==================
NET ASSETS CONSIST OF:
   Par value (Note 5)...........................................  $        1,692,025    $          304,755    $          495,187
   Paid-in capital in excess of par value.......................       1,690,280,554           304,456,877           494,691,649
   Undistributed (overdistributed) net investment income........             (19,467)               (5,391)               (4,086)
   Accumulated net realized gain (loss) on investments sold.....            (245,683)               (7,436)              (12,447)
                                                                  ------------------    ------------------    ------------------
TOTAL NET ASSETS................................................  $    1,691,707,429    $      304,748,805    $      495,170,303
                                                                  ==================    ==================    ==================
Retail A Shares:
   Net assets...................................................  $      273,559,259    $      304,748,805    $      495,170,303
   Shares of beneficial interest outstanding....................         273,616,150           304,755,012           495,186,805
                                                                  ------------------    ------------------    ------------------
   NET ASSET VALUE, offering and redemption price per share.....  $             1.00    $             1.00    $             1.00
                                                                  ==================    ==================    ==================
Retail B Shares:
   Net assets...................................................                 N/A                   N/A                   N/A
   Shares of beneficial interest outstanding....................                 N/A                   N/A                   N/A
                                                                  ------------------    ------------------    ------------------
   NET ASSET VALUE and offering price per share*................                 N/A                   N/A                   N/A
                                                                  ==================    ==================    ==================
Trust Shares:
   Net assets...................................................  $    1,418,148,170                   N/A                   N/A
   Shares of beneficial interest outstanding....................       1,418,408,431                   N/A                   N/A
                                                                  ------------------    ------------------    ------------------
   NET ASSET VALUE, offering and redemption price per share.....  $             1.00                   N/A                   N/A
                                                                  ==================    ==================    ==================


-----------------------------------------------------------------
* Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                     26 - 27

--------------------------------------------------------------------------------
GALAXY MONEY MARKET FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)


                                                                          MONEY               GOVERNMENT           U.S. TREASURY
                                                                          MARKET             MONEY MARKET          MONEY MARKET
                                                                           FUND                  FUND                  FUND
                                                                    ------------------    ------------------    ------------------


INVESTMENT INCOME:
   Interest (Note 2)............................................    $       61,225,906    $        9,004,158    $       17,378,490
   Dividends (Note 2)...........................................                    --                    --                    --
                                                                    ------------------    ------------------    ------------------
     Total investment income....................................            61,225,906             9,004,158            17,378,490
                                                                    ------------------    ------------------    ------------------
EXPENSES:
   Investment advisory fee (Note 3).............................            11,111,143             1,688,336             3,201,338
   Administration fee (Note 3)..................................             1,805,561               274,355               559,745
   Custodian fee (Note 3).......................................                13,682                 8,787                11,059
   Fund accounting fee (Note 3).................................                73,789                49,335                69,226
   Professional fees (Note 3)...................................               127,950                24,781                49,764
   Shareholder servicing and 12b-1 fees (Note 3)................             1,355,180               179,945               400,468
   Transfer agent fee (Note 3)..................................             1,239,857               151,994               224,629
   Trustees' fees and expenses (Note 3).........................                47,790                 7,313                13,756
   Reports to shareholders (Note 3).............................               727,364               101,569               142,153
   Miscellaneous................................................               138,523                25,615                47,874
                                                                    ------------------    ------------------    ------------------
     Total expenses before reimbursement/waiver (Note 4)........            16,640,839             2,512,030             4,720,012
                                                                    ------------------    ------------------    ------------------
     Less: reimbursement/waiver (Note 4)........................            (1,206,500)              (28,951)               (3,868)
                                                                    ------------------    ------------------    ------------------
       Total expenses net of reimbursement/waiver...............            15,434,339             2,483,079             4,716,144
                                                                    ------------------    ------------------    ------------------
NET INVESTMENT INCOME...........................................            45,791,567             6,521,079            12,662,346
                                                                    ------------------    ------------------    ------------------
NET REALIZED GAIN ON INVESTMENTS SOLD (NOTE 2)..................                    --                    --                    --
                                                                    ------------------    ------------------    ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............    $       45,791,567    $        6,521,079    $       12,662,346
                                                                    ==================    ==================    ==================



                                                                     TAX-EXEMPT
                                                                    MONEY MARKET     CONNECTICUT MUNICIPAL  MASSACHUSETTS MUNICIPAL
                                                                        FUND           MONEY MARKET FUND      MONEY MARKET FUND
                                                                 ------------------    ------------------    ------------------


INVESTMENT INCOME:
   Interest (Note 2)............................................ $       14,595,333    $        2,214,863    $        4,581,779
   Dividends (Note 2)...........................................            374,775                32,337                66,974
                                                                 ------------------    ------------------    ------------------
     Total investment income....................................         14,970,108             2,247,200             4,648,753
                                                                 ------------------    ------------------    ------------------
EXPENSES:
   Investment advisory fee (Note 3).............................          3,616,321               598,674             1,122,193
   Administration fee (Note 3)..................................            587,652                95,411               179,191
   Custodian fee (Note 3).......................................             14,917                 5,641                11,733
   Fund accounting fee (Note 3).................................             67,306                28,317                46,919
   Professional fees (Note 3)...................................             44,846                18,259                17,273
   Shareholder servicing and 12b-1 fees (Note 3)................            134,963               149,786               210,351
   Transfer agent fee (Note 3)..................................             39,517                13,033                 7,738
   Trustees' fees and expenses (Note 3).........................             16,506                 2,514                 5,136
   Reports to shareholders (Note 3).............................             27,230                 7,483                 5,291
   Miscellaneous................................................             45,554                 8,828                16,038
                                                                 ------------------    ------------------    ------------------
     Total expenses before reimbursement/waiver (Note 4)........          4,594,812               927,946             1,621,863
                                                                 ------------------    ------------------    ------------------
     Less: reimbursement/waiver (Note 4)........................           (269,949)               (3,868)               (3,868)
                                                                 ------------------    ------------------    ------------------
       Total expenses net of reimbursement/waiver...............          4,324,863               924,078             1,617,995
                                                                 ------------------    ------------------    ------------------
NET INVESTMENT INCOME...........................................         10,645,245             1,323,122             3,030,758
                                                                 ------------------    ------------------    ------------------
NET REALIZED GAIN ON INVESTMENTS SOLD (NOTE 2)..................                  6                    --                    --
                                                                 ------------------    ------------------    ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............ $       10,645,251    $        1,323,122    $        3,030,758
                                                                 ==================    ==================    ==================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      28 - 29

--------------------------------------------------------------------------------
GALAXY MONEY MARKET FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           MONEY MARKET                   GOVERNMENT
                                                                               FUND                    MONEY MARKET FUND
                                                                  -----------------------------   -----------------------------
                                                                    SIX MONTHS                     SIX MONTHS
                                                                       ENDED       YEAR ENDED         ENDED        YEAR ENDED
                                                                  APRIL 30, 2002   OCTOBER 31,   APRIL 30, 2002    OCTOBER 31,
                                                                    (UNAUDITED)       2001         (UNAUDITED)       2001
                                                                  --------------  --------------  -------------  --------------

NET ASSETS AT BEGINNING OF PERIOD .............................   $5,697,037,712  $4,908,185,054  $ 936,095,293  $  861,773,686
                                                                  --------------  --------------  -------------  --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ......................................       45,791,567     235,896,061      6,521,079      37,829,940
   Net realized gain (loss) on investments sold ...............               --          13,013             --              --
                                                                  --------------  --------------  -------------  --------------
     Net increase in net assets resulting from operations .....       45,791,567     235,909,074      6,521,079      37,829,940
                                                                  --------------  --------------  -------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
     Net investment income ....................................      (22,564,322)   (135,266,871)    (2,646,299)    (14,359,108)
                                                                  --------------  --------------  -------------  --------------
   RETAIL B SHARES:
     Net investment income ....................................          (30,031)       (117,071)           N/A             N/A
                                                                  --------------  --------------  -------------  --------------
   TRUST SHARES:
     Net investment income ....................................      (23,197,218)    (96,759,725)    (3,874,780)    (23,470,832)
                                                                  --------------  --------------  -------------  --------------
   BKB SHARES:
     Net investment income ....................................              N/A      (3,752,286)           N/A             N/A
                                                                  --------------  --------------  -------------  --------------
       Total Distributions to shareholders ....................      (45,791,571)   (235,895,953)    (6,521,079)    (37,829,940)
                                                                  --------------  --------------  -------------  --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1) ............     (375,617,349)    788,839,537    (63,563,462)     74,321,607
                                                                  --------------  --------------  -------------  --------------
   Net increase (decrease) in net assets ......................     (375,617,353)    788,852,658    (63,563,462)     74,321,607
                                                                  --------------  --------------  -------------  --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ................   $5,321,420,359  $5,697,037,712  $ 872,531,831  $  936,095,293
                                                                  ==============  ==============  =============  ==============
(A) Undistributed (overdistributed) net investment income .....   $      243,217  $      243,221  $     (41,174) $      (41,174)
                                                                  ==============  ==============  =============  ==============



                                                                           U.S. TREASURY                     TAX-EXEMPT
                                                                         MONEY MARKET FUND                MONEY MARKET FUND
                                                                   ----------------------------    -----------------------------
                                                                    SIX MONTHS                       SIX MONTHS
                                                                       ENDED        YEAR ENDED          ENDED        YEAR ENDED
                                                                  APRIL 30, 2002    OCTOBER 31,    APRIL 30, 2002    OCTOBER 31,
                                                                    (UNAUDITED)        2001          (UNAUDITED)        2001
                                                                 ---------------    --------------  --------------  --------------
NET ASSETS AT BEGINNING OF PERIOD .............................  $ 1,780,605,787    $1,300,306,203  $1,776,789,540  $1,576,274,597
                                                                 ---------------    --------------  --------------  --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ......................................       12,662,346        62,952,613      10,645,245      45,798,169
   Net realized gain (loss) on investments sold ...............               --            80,730               6             (85)
                                                                 ---------------    --------------  --------------  --------------
     Net increase in net assets resulting from operations .....       12,662,346        63,033,343      10,645,251      45,798,084
                                                                 ---------------    --------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
     Net investment income ....................................       (6,052,517)      (27,235,271)     (1,600,232)     (5,763,547)
                                                                 ---------------    --------------  --------------  --------------
   RETAIL B SHARES:
     Net investment income ....................................              N/A               N/A             N/A             N/A
                                                                 ---------------    --------------  --------------  --------------
   TRUST SHARES:
     Net investment income ....................................       (6,609,832)      (28,988,771)     (9,045,013)    (38,564,636)
                                                                 ---------------    --------------  --------------  --------------
   BKB SHARES:
     Net investment income ....................................              N/A        (6,728,567)            N/A      (1,470,000)
                                                                 ---------------    --------------  --------------  --------------
       Total Distributions to shareholders ....................      (12,662,349)      (62,952,609)    (10,645,245)    (45,798,183)
                                                                 ---------------    --------------  --------------  --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1) ............     (245,135,273)      480,218,850     (85,082,117)    200,515,042
                                                                 ---------------    --------------  --------------  --------------
   Net increase (decrease) in net assets ......................     (245,135,276)      480,299,584     (85,082,111)    200,514,943
                                                                 ---------------    --------------  --------------  --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ..................$ 1,535,470,511    $1,780,605,787  $1,671,707,429  $1,776,789,540
                                                                 ---------------    --------------  --------------  --------------
(A) Undistributed (overdistributed) net investment income .....  $       316,538    $      316,541  $      (19,467) $      (19,467)
                                                                 ---------------    --------------  --------------  --------------





                                                                     CONNECTICUT MUNICIPAL        MASSACHUSETTS MUNICIPAL
                                                                       MONEY MARKET FUND             MONEY MARKET FUND
                                                                ------------------------------------------------------------
                                                                  SIX MONTHS                     SIX MONTHS
                                                                     ENDED       YEAR ENDED         ENDED       YEAR ENDED
                                                                APRIL 30, 2002   OCTOBER 31,   APRIL 30, 2002   OCTOBER 31,
                                                                  (UNAUDITED)       2001         (UNAUDITED)       2001
                                                                --------------  -------------  -------------  --------------
NET ASSETS AT BEGINNING OF PERIOD ............................. $  273,924,569  $ 262,148,790  $ 521,738,562  $  480,835,328
                                                                --------------  -------------  -------------  --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ......................................      1,323,122      6,747,976      3,030,758      13,720,028
   Net realized gain (loss) on investments sold ...............             --             --             --              --
                                                                --------------  -------------  -------------  --------------
     Net increase in net assets resulting from operations .....      1,323,122      6,747,976      3,030,758      13,720,028
                                                                --------------  -------------  -------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
     Net investment income ....................................     (1,323,122)    (6,747,976)    (3,030,758)    (13,720,028)
                                                                --------------  -------------  -------------  --------------
   RETAIL B SHARES:
     Net investment income ....................................            N/A            N/A            N/A             N/A
                                                                --------------  -------------  -------------  --------------
   TRUST SHARES:
     Net investment income ....................................            N/A            N/A            N/A             N/A
                                                                --------------  -------------  -------------  --------------
   BKB SHARES:
     Net investment income ....................................            N/A            N/A            N/A             N/A
                                                                --------------  -------------  -------------  --------------
       Total Distributions to shareholders ....................     (1,323,122)    (6,747,976)    (3,030,758)    (13,720,028)
                                                                --------------  -------------  -------------  --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1) ............     30,824,236     11,775,779    (26,568,259)     40,903,234
                                                                --------------  -------------  -------------  --------------
   Net increase (decrease) in net assets ......................     30,824,236     11,775,779    (26,568,259)     40,903,234
                                                                --------------  -------------  -------------  --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .................$  304,748,805  $ 273,924,569  $ 495,170,303  $  521,738,562
                                                                --------------  -------------  -------------  --------------
(A) Undistributed (overdistributed) net investment income ..... $       (5,391) $      (5,391) $      (4,086) $       (4,086)
                                                                --------------  -------------  -------------  --------------


-------------------------------------------------------

(1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 32 and 33.



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      30 - 31

--------------------------------------------------------------------------------
GALAXY MONEY MARKET FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY


                                                                            MONEY MARKET                    GOVERNMENT
                                                                                FUND                     MONEY MARKET FUND
                                                                    ----------------------------  -----------------------------
                                                                     SIX MONTHS                     SIX MONTHS
                                                                        ENDED        YEARS ENDED       ENDED        YEARS ENDED
                                                                   APRIL 30, 2002    OCTOBER 31,  APRIL 30, 2002    OCTOBER 31,
                                                                     (UNAUDITED)        2001        (UNAUDITED)        2001
                                                                    -------------  -------------  --------------  -------------

DOLLAR AMOUNTS
RETAIL A SHARES:
   Sold ..........................................................  $3,526,458,338  $9,365,271,720  $  542,191,793  $  646,815,617
   Issued in connection with acquisition (Note 7) ................              --       4,045,016              --              --
   Issued to shareholders due to conversion of BKB Shares into
      Retail A Shares ............................................              --     108,911,190              --              --
   Issued to shareholders in reinvestment of dividends ...........      22,443,607     134,594,229       2,637,190      14,296,208
   Repurchased ...................................................  (3,970,538,992) (9,258,557,144)   (472,503,692)   (636,076,652)
                                                                    --------------  --------------  --------------  --------------
   Net increase (decrease) in shares outstanding .................  $ (421,637,047) $  354,265,011  $   72,325,291  $   25,035,173
                                                                    ==============  ==============  ==============  ==============
RETAIL B SHARES:
   Sold ..........................................................  $    4,787,468  $   11,379,463             N/A             N/A
   Issued in connection with acquisition (Note 7) ................              --       2,610,132             N/A             N/A
   Issued to shareholders in reinvestment of dividends ...........          27,981         113,106             N/A             N/A
   Repurchased ...................................................      (5,384,620)     (8,746,452)            N/A             N/A
                                                                    --------------  --------------  --------------  --------------
   Net increase (decrease) in shares outstanding .................  $     (569,171) $    5,356,249             N/A             N/A
                                                                    ==============  ==============  ==============  ==============
TRUST SHARES:
   Sold ..........................................................  $1,690,270,620  $2,663,766,913  $  868,158,227  $1,484,492,057
   Issued in connection with acquisition (Note 7) ................              --     516,744,748              --              --
   Issued to shareholders in reinvestment of dividends ...........         335,977         291,952         132,259         422,109
   Repurchased ...................................................  (1,644,017,728) (2,630,807,600) (1,004,179,239) (1,435,627,732)
                                                                    --------------  --------------  --------------  --------------
   Net increase (decrease) in shares outstanding .................  $   46,588,869  $  549,996,013  $ (135,888,753) $   49,286,434
                                                                    ==============  ==============  ==============  ==============
BKB SHARES:
   Sold ..........................................................             N/A  $   43,307,501             N/A             N/A
   Issued to shareholders in reinvestment of dividends ...........             N/A       3,649,563             N/A             N/A
   Redeemed from shareholders due to conversion of BKB Shares into
      Retail A Shares ............................................             N/A    (108,911,190)            N/A             N/A
   Repurchased ...................................................             N/A     (58,823,610)            N/A             N/A
                                                                    --------------  --------------  --------------  --------------
   Net (decrease) in shares outstanding ..........................             N/A  $ (120,777,736)            N/A             N/A
                                                                    ==============  ==============  ==============  ==============
SHARE ACTIVITY

RETAIL A SHARES:
   Sold ..........................................................   3,526,458,341   9,365,271,725     542,191,793     646,815,617
   Issued in connection with acquisition (Note 7) ................              --       4,048,487              --              --
   Issued to shareholders due to conversion of BKB Shares into
      Retail A Shares ............................................              --     108,922,290              --              --
   Issued to shareholders in reinvestment of dividends ...........      22,443,607     134,594,229       2,637,190      14,296,208
   Repurchased ...................................................  (3,970,538,992) (9,258,557,144)   (472,503,692)   (636,076,652)
                                                                    --------------  --------------  --------------  --------------
   Net increase (decrease) in shares outstanding .................    (421,637,044)    354,279,587      72,325,291      25,035,173
                                                                    ==============  ==============  ==============  ==============
RETAIL B SHARES:
   Sold ..........................................................       4,787,468      11,379,463             N/A             N/A
   Issued in connection with acquisition (Note 7) ................              --       2,604,607             N/A             N/A
   Issued to shareholders in reinvestment of dividends ...........          27,981         113,106             N/A             N/A
   Repurchased ...................................................      (5,384,620)     (8,740,695)            N/A             N/A
                                                                    --------------  --------------  --------------  --------------
   Net increase (decrease) in shares outstanding .................        (569,171)      5,356,481             N/A             N/A
                                                                    ==============  ==============  ==============  ==============
TRUST SHARES:
   Sold ..........................................................   1,690,270,620   2,663,761,156     868,158,227   1,484,492,057
   Issued in connection with acquisition (Note 7) ................              --     516,981,858              --              --
   Issued to shareholders in reinvestment of dividends ...........         335,977         291,952         132,259         422,109
   Repurchased ...................................................  (1,644,017,728) (2,630,807,600) (1,004,179,239) (1,435,627,732)
                                                                    --------------  --------------  --------------  --------------
   Net increase (decrease) in shares outstanding .................      46,588,869     550,227,366    (135,888,753)     49,286,434
                                                                    ==============  ==============  ==============  ==============
BKB SHARES:
   Sold ..........................................................             N/A      43,307,501             N/A             N/A
   Issued to shareholders in reinvestment of dividends ...........             N/A       3,649,563             N/A             N/A
   Redeemed from shareholders due to conversion of BKB Shares into
      Retail A Shares ............................................             N/A    (108,922,290)            N/A             N/A
   Repurchased ...................................................             N/A     (58,823,610)            N/A             N/A
                                                                    --------------  --------------  --------------  --------------
   Net (decrease) in shares outstanding ..........................             N/A    (120,788,836)            N/A             N/A
                                                                    ==============  ==============  ==============  ==============


                                                                             U.S. TREASURY                   TAX-EXEMPT
                                                                           MONEY MARKET FUND              MONEY MARKET FUND
                                                                   ------------------------------  ------------------------------
                                                                     SIX MONTHS                       SIX MONTHS
                                                                       ENDED         YEAR ENDED         ENDED        YEAR ENDED
                                                                   APRIL 30, 2002     OCTOBER 31,   APRIL 30, 2002    OCTOBER 31,
                                                                     (UNAUDITED)        2001         (UNAUDITED)        2001
                                                                   --------------  --------------  --------------  --------------
DOLLAR AMOUNTS
RETAIL A SHARES:
   Sold .......................................................... $1,438,386,854  $2,362,487,082  $  460,256,189  $  881,334,884
   Issued in connection with acquisition (Note 7) ................             --       1,579,570              --       1,266,138
   Issued to shareholders due to conversion of BKB Shares into
      Retail A Shares ............................................             --     200,578,204              --      62,858,874
   Issued to shareholders in reinvestment of dividends ...........      6,010,608      26,982,059       1,569,058       5,678,116
   Repurchased ................................................... (1,525,230,983) (2,241,440,757)   (477,420,597)   (877,897,846)
                                                                   --------------  --------------  --------------  --------------
   Net increase (decrease) in shares outstanding ................. $  (80,833,521) $  350,186,158  $  (15,595,350) $   73,240,166
                                                                   ==============  ==============  ==============  ==============
RETAIL B SHARES:
   Sold ..........................................................            N/A             N/A             N/A             N/A
   Issued in connection with acquisition (Note 7) ................            N/A             N/A             N/A             N/A
   Issued to shareholders in reinvestment of dividends ...........            N/A             N/A             N/A             N/A
   Repurchased ...................................................            N/A             N/A             N/A             N/A
                                                                   --------------  --------------  --------------  --------------
   Net increase (decrease) in shares outstanding .................            N/A             N/A             N/A             N/A
                                                                   ==============  ==============  ==============  ==============
TRUST SHARES:
   Sold .......................................................... $  482,888,011  $  945,459,157  $  560,791,047  $1,557,252,541
   Issued in connection with acquisition (Note 7) ................             --     231,184,414              --     110,988,126
   Issued to shareholders in reinvestment of dividends ...........        125,225       1,200,879         263,456             791
   Repurchased ...................................................   (647,314,988)   (803,049,914)   (630,541,270) (1,457,050,623)
                                                                   --------------  --------------  --------------  --------------
   Net increase (decrease) in shares outstanding ................. $ (164,301,752) $  374,794,536  $  (69,486,767) $  211,190,835
                                                                   ==============  ==============  ==============  ==============
BKB SHARES:
   Sold ..........................................................            N/A  $  100,744,210             N/A  $   53,150,356
   Issued to shareholders in reinvestment of dividends ...........            N/A       6,642,132             N/A       1,354,351
   Redeemed from shareholders due to conversion of BKB Shares into
      Retail A Shares ............................................            N/A    (200,578,204)            N/A     (62,858,874)
   Repurchased ...................................................            N/A    (151,569,982)            N/A     (75,561,792)
                                                                   --------------  --------------  --------------  --------------
   Net (decrease) in shares outstanding ..........................            N/A  $ (244,761,844)            N/A  $  (83,915,959)
                                                                   ==============  ==============  ==============  ==============
SHARE ACTIVITY

RETAIL A SHARES:
   Sold ..........................................................  1,438,386,854   2,362,487,082     460,256,189     881,334,884
   Issued in connection with acquisition (Note 7) ................             --       1,580,340              --       1,266,338
   Issued to shareholders due to conversion of BKB Shares into
      Retail A Shares ............................................             --     200,563,948              --      62,858,879
   Issued to shareholders in reinvestment of dividends ...........      6,010,608      26,982,059       1,569,058       5,678,116
   Repurchased ................................................... (1,525,230,983) (2,241,440,757)   (477,420,597)   (877,897,846)
                                                                   --------------  --------------  --------------  --------------
   Net increase (decrease) in shares outstanding .................    (80,833,521)    350,172,672     (15,595,350)     73,240,371
                                                                   ==============  ==============  ==============  ==============
RETAIL B SHARES:
   Sold ..........................................................            N/A             N/A             N/A             N/A
   Issued in connection with acquisition (Note 7) ................            N/A             N/A             N/A             N/A
   Issued to shareholders in reinvestment of dividends ...........            N/A             N/A             N/A             N/A
   Repurchased ...................................................            N/A             N/A             N/A             N/A
                                                                   --------------  --------------  --------------  --------------
   Net increase (decrease) in shares outstanding .................            N/A             N/A             N/A             N/A
                                                                   ==============  ==============  ==============  ==============
TRUST SHARES:
   Sold ..........................................................    482,888,011     945,459,157     560,791,047   1,557,252,541
   Issued in connection with acquisition (Note 7) ................             --     231,412,568              --     111,039,924
   Issued to shareholders in reinvestment of dividends ...........        125,225       1,200,879         263,456             791
   Repurchased ...................................................   (647,314,988)   (803,049,914)   (630,541,270) (1,457,050,623)
                                                                   --------------  --------------  --------------  --------------
   Net increase (decrease) in shares outstanding .................   (164,301,752)    375,022,690     (69,486,767)    211,242,633
                                                                   ==============  ==============  ==============  ==============
BKB SHARES:
   Sold ..........................................................            N/A     100,744,210             N/A      53,150,356
   Issued to shareholders in reinvestment of dividends ...........            N/A       6,642,132             N/A       1,354,351
   Redeemed from shareholders due to conversion of BKB Shares into
      Retail A Shares ............................................            N/A    (200,563,948)            N/A     (62,858,879)
   Repurchased ...................................................            N/A    (151,569,982)            N/A     (75,561,791)
                                                                   --------------  --------------  --------------  --------------
   Net (decrease) in shares outstanding ..........................            N/A    (244,747,588)            N/A     (83,915,963)
                                                                   ==============  ==============  ==============  ==============





                                                                         CONNECTICUT MUNICIPAL         MASSACHUSETTS MUNICIPAL
                                                                           MONEY MARKET FUND              MONEY MARKET FUND
                                                                   -----------------------------  -----------------------------
                                                                     SIX MONTHS                    SIX MONTHS
                                                                       ENDED        YEAR ENDED        ENDED       YEAR ENDED
                                                                   APRIL 30, 2002    OCTOBER 31,  APRIL 30, 2002   OCTOBER 31,
                                                                    (UNAUDITED)        2001        (UNAUDITED)       2001
                                                                   --------------  -------------  -------------  --------------
DOLLAR AMOUNTS
RETAIL A SHARES:
   Sold .......................................................... $  295,234,265  $ 543,048,565  $ 519,877,314  $1,207,640,309
   Issued in connection with acquisition (Note 7) ................             --             --             --              --
   Issued to shareholders due to conversion of BKB Shares into
      Retail A Shares ............................................             --             --             --              --
   Issued to shareholders in reinvestment of dividends ...........        667,493      3,600,712      1,925,993       8,519,938
   Repurchased ...................................................   (265,077,522)  (534,873,498)  (548,371,566) (1,175,257,013)
                                                                   --------------  -------------  -------------  --------------
   Net increase (decrease) in shares outstanding ................. $   30,824,236  $  11,775,779  $ (26,568,259) $   40,903,234
                                                                   ==============  =============  =============  ==============
RETAIL B SHARES:
   Sold ..........................................................            N/A            N/A            N/A             N/A
   Issued in connection with acquisition (Note 7) ................            N/A            N/A            N/A             N/A
   Issued to shareholders in reinvestment of dividends ...........            N/A            N/A            N/A             N/A
   Repurchased ...................................................            N/A            N/A            N/A             N/A
                                                                   --------------  -------------  -------------  --------------
   Net increase (decrease) in shares outstanding .................            N/A            N/A            N/A             N/A
                                                                   ==============  =============  =============  ==============
TRUST SHARES:
   Sold ..........................................................            N/A            N/A            N/A             N/A
   Issued in connection with acquisition (Note 7) ................            N/A            N/A            N/A             N/A
   Issued to shareholders in reinvestment of dividends ...........            N/A            N/A            N/A             N/A
   Repurchased ...................................................            N/A            N/A            N/A             N/A
                                                                   --------------  -------------  -------------  --------------
   Net increase (decrease) in shares outstanding .................            N/A            N/A            N/A             N/A
                                                                   ==============  =============  =============  ==============
BKB SHARES:
   Sold ..........................................................            N/A            N/A            N/A             N/A
   Issued to shareholders in reinvestment of dividends ...........            N/A            N/A            N/A             N/A
   Redeemed from shareholders due to conversion of BKB Shares into
      Retail A Shares ............................................            N/A            N/A            N/A             N/A
   Repurchased ...................................................            N/A            N/A            N/A             N/A
                                                                   --------------  -------------  -------------  --------------
   Net (decrease) in shares outstanding ..........................            N/A            N/A            N/A             N/A
                                                                   ==============  =============  =============  ==============
SHARE ACTIVITY

RETAIL A SHARES:
   Sold ..........................................................    295,234,265    543,048,565    519,877,314   1,207,640,309
   Issued in connection with acquisition (Note 7) ................             --             --             --              --
   Issued to shareholders due to conversion of BKB Shares into
      Retail A Shares ............................................             --             --             --              --
   Issued to shareholders in reinvestment of dividends ...........        667,493      3,600,712      1,925,993       8,519,938
   Repurchased ...................................................  (265,077,522)  (534,873,498)   (548,371,566) (1,175,257,013)
                                                                   --------------  -------------  -------------  --------------
   Net increase (decrease) in shares outstanding .................     30,824,236     11,775,779    (26,568,259)     40,903,234
                                                                   ==============  =============  =============  ==============
RETAIL B SHARES:
   Sold ..........................................................            N/A            N/A            N/A             N/A
   Issued in connection with acquisition (Note 7) ................            N/A            N/A            N/A             N/A
   Issued to shareholders in reinvestment of dividends ...........            N/A            N/A            N/A             N/A
   Repurchased ...................................................            N/A            N/A            N/A             N/A
                                                                   --------------  -------------  -------------  --------------
   Net increase (decrease) in shares outstanding .................            N/A            N/A            N/A             N/A
                                                                   ==============  =============  =============  ==============
TRUST SHARES:
   Sold ..........................................................            N/A            N/A            N/A             N/A
   Issued in connection with acquisition (Note 7) ................            N/A            N/A            N/A             N/A
   Issued to shareholders in reinvestment of dividends ...........            N/A            N/A            N/A             N/A
   Repurchased ...................................................            N/A            N/A            N/A             N/A
                                                                   --------------  -------------  -------------  --------------
   Net increase (decrease) in shares outstanding .................            N/A            N/A            N/A             N/A
                                                                   ==============  =============  =============  ==============
BKB SHARES:
   Sold ..........................................................            N/A            N/A            N/A             N/A
   Issued to shareholders in reinvestment of dividends ...........            N/A            N/A            N/A             N/A
   Redeemed from shareholders due to conversion of BKB Shares into
      Retail A Shares ............................................            N/A            N/A            N/A             N/A
   Repurchased ...................................................            N/A            N/A            N/A             N/A
                                                                   --------------  -------------  -------------  --------------
   Net (decrease) in shares outstanding ..........................            N/A            N/A            N/A             N/A
                                                                   ==============  =============  =============  ==============



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      32 - 33

-------------------------------------------------------------------------------
MONEY MARKET FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             INCOME FROM
                                             INVESTMENT            LESS
                                             OPERATIONS        DISTRIBUTIONS
                                             -----------        -----------

                             NET ASSET                         DISTRIBUTIONS      NET INCREASE
                               VALUE             NET             FROM NET          (DECREASE)
                             BEGINNING       INVESTMENT         INVESTMENT           IN NET
                             0F PERIOD       INCOME (A)           INCOME           ASSET VALUE
                             ---------       -----------        -----------        -----------
 RETAIL A

04/30/02 (unaudited)           $1.00          $0.01              $(0.01)             $--
10/31/01                        1.00           0.04               (0.04)              --
10/31/00                        1.00           0.06               (0.06)              --
10/31/99                        1.00           0.04               (0.04)              --
10/31/98                        1.00           0.05               (0.05)              --
10/31/97                        1.00           0.05               (0.05)              --

 RETAIL B

04/30/02 (unaudited)            1.00            --(C)                --(C)            --
10/31/01                        1.00           0.04               (0.04)              --
10/31/00                        1.00           0.05               (0.05)              --
10/31/99                        1.00           0.04               (0.04)              --
10/31/98                        1.00           0.04               (0.04)              --
10/31/97(1)                     1.00           0.03               (0.03)              --

 TRUST

04/30/02 (unaudited)            1.00           0.01               (0.01)              --
10/31/01                        1.00           0.04               (0.04)              --
10/31/00                        1.00           0.06               (0.06)              --
10/31/99                        1.00           0.05               (0.05)              --
10/31/98                        1.00           0.05               (0.05)              --
10/31/97                        1.00           0.05               (0.05)              --





                                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                          ----------------------------------------------------------------------
                                                                           RATIO OF NET           RATIO OF          RATIO OF
                                                                            INVESTMENT           OPERATING         OPERATING
                            NET ASSET                      NET ASSETS          INCOME             EXPENSES          EXPENSES
                              VALUE                          END OF           INCLUDING           INCLUDING         EXCLUDING
                             END OF        TOTAL             PERIOD        REIMBURSEMENTS/     REIMBURSEMENTS/   REIMBURSEMENTS/
                             PERIOD      RETURN(B)          (IN 000S)          WAIVER              WAIVER            WAIVER
 RETAIL A                    ------      ---------        ------------    ----------------     ---------------   ---------------
04/30/02 (unaudited)         $1.00         0.78%**        $ 2,718,479           1.56%*             0.64%*             0.68%*
10/31/01                      1.00         4.40%            3,140,116           4.28%              0.62%              0.66%
10/31/00                      1.00         5.77%            2,785,840           5.65%              0.63%              0.69%
10/31/99                      1.00         4.54%            2,434,662           4.45%              0.65%              0.69%
10/31/98                      1.00         5.04%            2,139,213           4.94%              0.67%              0.71%
10/31/97                      1.00         4.93%            1,877,889           4.85%              0.69%              0.73%

 RETAIL B

04/30/02 (unaudited)          1.00         0.39%**              7,112           0.78%*             1.42%*             1.47%*
10/31/01                      1.00         3.60%                7,681           3.50%              1.40%              1.46%
10/31/00                      1.00         5.01%                2,325           4.93%              1.35%              1.46%
10/31/99                      1.00         3.85%                2,485           3.81%              1.29%              1.41%
10/31/98                      1.00         4.33%                1,607           4.26%              1.35%              1.39%
10/31/97(1)                   1.00         2.66%**                749           4.27%*             1.38%*             1.42%*

 TRUST

04/30/02 (unaudited)          1.00         0.87%**          2,595,829           1.73%*             0.47%*             0.51%*
10/31/01                      1.00         4.56%            2,549,240           4.44%              0.46%              0.50%
10/31/00                      1.00         5.95%            1,999,243           5.82%              0.46%              0.51%
10/31/99                      1.00         4.72%            1,679,875           4.62%              0.48%              0.52%
10/31/98                      1.00         5.23%            1,262,900           5.12%              0.49%              0.53%
10/31/97                      1.00         5.13%            1,138,185           5.04%              0.50%              0.54%



--------------------------------------------------
 *   Annualized
**   Not Annualized
(1)  The Fund began offering Retail B Shares on March 6, 1997.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $0.01, $0.04,
     $0.06, $0.04, $0.05 and $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the six months ended April 30, 2002 (unaudited), the years ended October 31, 2001, 2000, 1999 and 1998 and the period ended October 31, 1997 was $0.00, $0.04,
     $0.05, $0.04, $0.04 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $0.01, $0.04, $0.06, $0.05, $0.05 and $0.05,
     respectively.
(B) Calculation does not include the effect of any sales charge for Retail B Shares.
(C) Net investment income per share and distributions from net investment income per share were less than $0.005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      34 - 35

--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             INCOME FROM
                                             INVESTMENT            LESS
                                             OPERATIONS        DISTRIBUTIONS
                                             -----------        -----------

                             NET ASSET                         DISTRIBUTIONS      NET INCREASE
                               VALUE             NET             FROM NET          (DECREASE)
                             BEGINNING       INVESTMENT         INVESTMENT           IN NET
                             0F PERIOD       INCOME (A)           INCOME           ASSET VALUE
                             ---------       -----------        -----------        -----------
 RETAIL A
04/30/02 (unaudited)          $1.00             $0.01             $(0.01)               $--
10/31/01                       1.00              0.04              (0.04)                --
10/31/00                       1.00              0.05              (0.05)                --
10/31/99                       1.00              0.04              (0.04)                --
10/31/98                       1.00              0.05              (0.05)                --
10/31/97                       1.00              0.05              (0.05)                --

 TRUST
04/30/02 (unaudited)           1.00              0.01              (0.01)                --
10/31/01                       1.00              0.04              (0.04)                --
10/31/00                       1.00              0.06              (0.06)                --
10/31/99                       1.00              0.04              (0.04)                --
10/31/98                       1.00              0.05              (0.05)                --
10/31/97                       1.00              0.05              (0.05)                --




                                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                          ----------------------------------------------------------------------
                                                                           RATIO OF NET           RATIO OF          RATIO OF
                                                                            INVESTMENT           OPERATING         OPERATING
                            NET ASSET                      NET ASSETS          INCOME             EXPENSES          EXPENSES
                              VALUE                          END OF           INCLUDING           INCLUDING         EXCLUDING
                             END OF        TOTAL             PERIOD        REIMBURSEMENTS/     REIMBURSEMENTS/   REIMBURSEMENTS/
                             PERIOD       RETURN           (IN 000S)          WAIVER              WAIVER            WAIVER
 RETAIL A                    ------      ---------        ------------    ----------------     ---------------   ---------------
04/30/02 (unaudited)          $1.00         0.72%**        $430,227             1.45%*              0.68%*             0.69%*
10/31/01                       1.00         4.30%           357,902             4.25%               0.67%              0.68%
10/31/00                       1.00         5.61%           333,272             5.44%               0.68%              0.69%
10/31/99                       1.00         4.39%           348,758             4.32%               0.69%              0.71%
10/31/98                       1.00         4.94%           352,799             4.84%               0.70%              0.71%
10/31/97                       1.00         4.85%           350,513             4.74%               0.71%              0.72%

 TRUST
04/30/02 (unaudited)           1.00         0.80%**         442,305             1.61%*              0.52%*             0.53%*
10/31/01                       1.00         4.47%           578,193             4.41%               0.51%              0.52%
10/31/00                       1.00         5.78%           528,502             5.61%               0.51%              0.52%
10/31/99                       1.00         4.58%           592,305             4.50%               0.51%              0.53%
10/31/98                       1.00         5.15%           722,476             5.03%               0.51%              0.52%
10/31/97                       1.00         5.06%           630,859             4.94%               0.51%              0.52%



--------------------------------------
 *   Annualized
**   Not Annualized
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $0.01, $0.04,
     $0.05, $0.04, $0.05 and $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $0.01, $0.04, $0.06, $0.04, $0.05 and $0.05,
     respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      36 - 37

--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             INCOME FROM
                                             INVESTMENT            LESS
                                             OPERATIONS        DISTRIBUTIONS
                                             -----------        -----------

                             NET ASSET                         DISTRIBUTIONS      NET INCREASE
                               VALUE             NET             FROM NET          (DECREASE)
                             BEGINNING       INVESTMENT         INVESTMENT           IN NET
                             0F PERIOD       INCOME (A)           INCOME           ASSET VALUE
                             ---------       -----------        -----------        -----------
 RETAIL A
04/30/02 (unaudited)           $1.00             $0.01            $(0.01)              $--
10/31/01                        1.00              0.04             (0.04)               --
10/31/00                        1.00              0.05             (0.05)               --
10/31/99                        1.00              0.04             (0.04)               --
10/31/98                        1.00              0.05             (0.05)               --
10/31/97                        1.00              0.05             (0.05)               --

 TRUST

04/30/02 (unaudited)            1.00              0.01             (0.01)               --
10/31/01                        1.00              0.04             (0.04)               --
10/31/00                        1.00              0.05             (0.05)               --
10/31/99                        1.00              0.04             (0.04)               --
10/31/98                        1.00              0.05             (0.05)               --
10/31/97                        1.00              0.05             (0.05)               --






                                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                          ----------------------------------------------------------------------
                                                                           RATIO OF NET           RATIO OF          RATIO OF
                                                                            INVESTMENT           OPERATING         OPERATING
                            NET ASSET                      NET ASSETS          INCOME             EXPENSES          EXPENSES
                              VALUE                          END OF           INCLUDING           INCLUDING         EXCLUDING
                             END OF        TOTAL             PERIOD        REIMBURSEMENTS/     REIMBURSEMENTS/   REIMBURSEMENTS/
                             PERIOD       RETURN           (IN 000S)          WAIVER              WAIVER            WAIVER
 RETAIL A                    ------      ---------        ------------    ----------------     ---------------   ---------------
04/30/02 (unaudited)         $1.00          0.69%**        $ 814,127            1.40%*              0.62%*             0.62%*
10/31/01                      1.00          4.16%            894,962            3.99%               0.62%              0.62%
10/31/00                      1.00          5.26%            544,741            5.17%               0.65%              0.65%
10/31/99                      1.00          4.14%            584,364            4.06%               0.67%              0.67%
10/31/98                      1.00          4.73%            559,053            4.63%               0.68%              0.68%
10/31/97                      1.00          4.67%            585,969            4.58%               0.69%              0.70%

 TRUST

04/30/02 (unaudited)          1.00          0.76%**          721,343            1.54%*              0.48%*             0.48%*
10/31/01                      1.00          4.31%            885,644            4.13%               0.48%              0.48%
10/31/00                      1.00          5.42%            510,815            5.33%               0.49%              0.49%
10/31/99                      1.00          4.30%            459,792            4.22%               0.51%              0.51%
10/31/98                      1.00          4.90%            429,645            4.80%               0.51%              0.51%
10/31/97                      1.00          4.85%            393,175            4.75%               0.52%              0.53%


-----------------------------------------
 *   Annualized
**   Not Annualized
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $0.01, $0.04,
     $0.05, $0.04, $0.05 and $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $0.01, $0.04, $0.05, $0.04, $0.05 and $0.05,
     respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      38 - 39

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             INCOME FROM
                                             INVESTMENT            LESS
                                             OPERATIONS        DISTRIBUTIONS
                                             -----------        -----------

                             NET ASSET                         DISTRIBUTIONS      NET INCREASE
                               VALUE             NET             FROM NET          (DECREASE)
                             BEGINNING       INVESTMENT         INVESTMENT           IN NET
                             0F PERIOD       INCOME (A)           INCOME           ASSET VALUE
                             ---------       -----------        -----------        -----------
 RETAIL A
04/30/02 (unaudited)          $1.00             $0.01              $(0.01)             $--
10/31/01                       1.00              0.03               (0.03)              --
10/31/00                       1.00              0.03               (0.03)              --
10/31/99                       1.00              0.02               (0.02)              --
10/31/98                       1.00              0.03               (0.03)              --
10/31/97                       1.00              0.03               (0.03)              --

 TRUST

04/30/02 (unaudited)           1.00              0.01               (0.01)              --
10/31/01                       1.00              0.03               (0.03)              --
10/31/00                       1.00              0.03               (0.03)              --
10/31/99                       1.00              0.03               (0.03)              --
10/31/98                       1.00              0.03               (0.03)              --
10/31/97                       1.00              0.03               (0.03)              --




                                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                          ----------------------------------------------------------------------
                                                                           RATIO OF NET           RATIO OF          RATIO OF
                                                                            INVESTMENT           OPERATING         OPERATING
                            NET ASSET                      NET ASSETS          INCOME             EXPENSES          EXPENSES
                              VALUE                          END OF           INCLUDING           INCLUDING         EXCLUDING
                             END OF        TOTAL             PERIOD        REIMBURSEMENTS/     REIMBURSEMENTS/   REIMBURSEMENTS/
                             PERIOD       RETURN           (IN 000S)          WAIVER              WAIVER            WAIVER
 RETAIL A                    ------      ---------        ------------    ----------------     ---------------   ---------------
04/30/02 (unaudited)         $1.00          0.54%**        $ 273,559            1.08%*              0.58%*            0.61%*
10/31/01                      1.00          2.63%            289,155            2.58%               0.59%             0.62%
10/31/00                      1.00          3.33%            215,914            3.39%               0.62%             0.64%
10/31/99                      1.00          2.53%            160,057            2.51%               0.66%             0.66%
10/31/98                      1.00          2.89%            164,340            2.85%               0.67%             0.67%
10/31/97                      1.00          2.95%            151,907            2.92%               0.68%             0.69%

 TRUST

04/30/02 (unaudited)          1.00          0.60%**        1,418,148            1.20%*              0.46%*            0.49%*
10/31/01                      1.00          2.77%          1,487,635            2.71%               0.46%             0.49%
10/31/00                      1.00          3.46%          1,276,445            3.52%               0.49%             0.51%
10/31/99                      1.00          2.67%            556,137            2.65%               0.52%             0.52%
10/31/98                      1.00          3.03%            227,176            2.99%               0.53%             0.53%
10/31/97                      1.00          3.10%            169,316            3.05%               0.53%             0.53%


-------------------------------------
 *   Annualized
**   Not Annualized
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $0.01, $0.03,
     $0.03, $0.02, $0.03 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $0.01, $0.03, $0.03, $0.03, $0.03 and $0.03,
     respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      40 - 41

--------------------------------------------------------------------------------
CONNECTICUT MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             INCOME FROM
                                             INVESTMENT            LESS
                                             OPERATIONS        DISTRIBUTIONS
                                             -----------        -----------

                             NET ASSET                         DISTRIBUTIONS      NET INCREASE
                               VALUE             NET             FROM NET          (DECREASE)
                             BEGINNING       INVESTMENT         INVESTMENT           IN NET
                             0F PERIOD       INCOME (A)           INCOME           ASSET VALUE
                             ---------       -----------        -----------        -----------
 RETAIL A
04/30/02 (unaudited)           $1.00            $ --(B)             $--(B)             $--
10/31/01                        1.00             0.02              (0.02)               --
10/31/00                        1.00             0.03              (0.03)               --
10/31/99                        1.00             0.02              (0.02)               --
10/31/98                        1.00             0.03              (0.03)               --
10/31/97                        1.00             0.03              (0.03)               --








                                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                          ----------------------------------------------------------------------
                                                                           RATIO OF NET           RATIO OF          RATIO OF
                                                                            INVESTMENT           OPERATING         OPERATING
                            NET ASSET                      NET ASSETS          INCOME             EXPENSES          EXPENSES
                              VALUE                          END OF           INCLUDING           INCLUDING         EXCLUDING
                             END OF        TOTAL             PERIOD        REIMBURSEMENTS/     REIMBURSEMENTS/   REIMBURSEMENTS/
                             PERIOD       RETURN           (IN 000S)          WAIVER              WAIVER            WAIVER
 RETAIL A                    ------      ---------        ------------    ----------------     ---------------   ---------------
04/30/02 (unaudited)          $1.00        0.44%**        $ 304,749             0.88%*             0.62%*            0.62%*
10/31/01                       1.00        2.39%            273,925             2.36%              0.62%             0.62%
10/31/00                       1.00        3.21%            262,149             3.17%              0.62%             0.64%
10/31/99                       1.00        2.47%            243,051             2.44%              0.62%             0.65%
10/31/98                       1.00        2.87%            165,186             2.83%              0.62%             0.65%
10/31/97                       1.00        2.94%            137,095             2.91%              0.60%             0.65%



--------------------------------------------
 *   Annualized
**   Not Annualized
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $0.00(B), $0.02, $0.03, $0.02, $0.03
     and $0.03, respectively.
(B) Net investment income per share and distributions from net investment income per share were less than $0.005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      42 - 43

--------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             INCOME FROM
                                             INVESTMENT            LESS
                                             OPERATIONS        DISTRIBUTIONS
                                             -----------        -----------

                             NET ASSET                         DISTRIBUTIONS      NET INCREASE
                               VALUE             NET             FROM NET          (DECREASE)
                             BEGINNING       INVESTMENT         INVESTMENT           IN NET
                             0F PERIOD       INCOME (A)           INCOME           ASSET VALUE
                             ---------       -----------        -----------        -----------
 RETAIL A
04/30/02 (unaudited)          $1.00             $0.01             $(0.01)              $--
10/31/01                       1.00              0.03              (0.03)               --
10/31/00                       1.00              0.03              (0.03)               --
10/31/99                       1.00              0.02              (0.02)               --
10/31/98                       1.00              0.03              (0.03)               --
10/31/97                       1.00              0.03              (0.03)               --







                                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                          ----------------------------------------------------------------------
                                                                           RATIO OF NET           RATIO OF          RATIO OF
                                                                            INVESTMENT           OPERATING         OPERATING
                            NET ASSET                      NET ASSETS          INCOME             EXPENSES          EXPENSES
                              VALUE                          END OF           INCLUDING           INCLUDING         EXCLUDING
                             END OF        TOTAL             PERIOD        REIMBURSEMENTS/     REIMBURSEMENTS/   REIMBURSEMENTS/
                             PERIOD       RETURN           (IN 000S)          WAIVER              WAIVER            WAIVER
 RETAIL A                    ------      ---------        ------------    ----------------     ---------------   ---------------
04/30/02 (unaudited)          $1.00        0.54%**        $ 495,170             1.08%*             0.58%*             0.58%*
10/31/01                       1.00        2.59%            521,739             2.55%              0.59%              0.59%
10/31/00                       1.00        3.31%            480,835             3.32%              0.62%              0.63%
10/31/99                       1.00        2.50%            241,611             2.48%              0.62%              0.65%
10/31/98                       1.00        2.86%            127,922             2.81%              0.62%              0.68%
10/31/97                       1.00        2.92%             80,966             2.90%              0.61%              0.69%



-------------------------------------
 *   Annualized
**   Not Annualized
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $0.01, $0.03, $0.03, $0.02, $0.03 and
     $0.03, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      44 - 45

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

  The Galaxy Fund, a Massachusetts business trust (the "Trust" or "Galaxy"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered forty managed investment portfolios. The accompanying financial statements and financial highlights are those of the Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, Tax-Exempt Money Market Fund, Connecticut Municipal Money Market Fund and Massachusetts Municipal Money Market Fund (individually, a "Fund," and collectively, the "Funds") only.

  The Money Market Fund is authorized to issue three series of shares (Trust Shares, Retail A Shares and Retail B Shares). The Government Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds are authorized to issue two series of shares (Trust Shares and Retail A Shares). The Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds are authorized to issue one series of shares (Retail A Shares). Trust Shares, Retail A Shares and Retail B Shares are substantially the same, except: (i) Retail B Shares are subject to a maximum 5.00% (5.50% with respect to Retail B Shares issued in connection with The Pillar Funds reorganization) contingent deferred sales charge, and (ii) each series of shares bears the following series-specific expenses: distribution fees and/or shareholder servicing fees and transfer agency charges. Retail B Shares of the Money Market Fund purchased prior to January 1, 2001 will automatically convert to Retail A Shares of such Fund six years after the date of purchase, Retail B Shares of the Money Market Fund purchased on or after January 1, 2001 will automatically convert to Retail A Shares of such Fund eight years after the date of purchase, and Retail B Shares of the Money Market Fund acquired in connection with The Pillar Funds reorganization will automatically convert to Retail A Shares of such Fund eight years after the date of purchase of the Pillar Fund Class B Shares held prior to the reorganization. Prior to June 26, 2001, the Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds were authorized to offer an additional series of shares (BKB Shares). On June 26, 2001, BKB Shares of the Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds were converted into Retail A Shares of the same Fund upon a finding by the Board of Trustees of the Trust at a meeting held on May 31, 2001 that such conversion was in the best interest of the holders of BKB Shares of the Funds.

2.   SIGNIFICANT ACCOUNTING POLICIES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with accounting principles generally accepted in the United States consistently followed by the Funds in the preparation of their financial statements.

  PORTFOLIO VALUATION: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in other mutual funds are valued at net asset value.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis. Investment income and realized and unrealized gains and losses are allocated to the separate series of a Fund based upon the outstanding shares of each series.

  INCOME RECOGNITION: In December 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide, which is effective for annual financial statements issued for fiscal years beginning after December 15, 2000, requires investment companies to amortize premiums and discounts on fixed income securities. The Trust currently amortizes premiums and discounts on money market securities. Accordingly, the adoption of the Guide will have no significant effect on the Funds' financial statements.

  DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are determined separately for each series of a Fund and are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

  Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

  FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income,

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is recorded.

  REPURCHASE AGREEMENTS: Each Fund, except the U.S. Treasury Money Market Fund, may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

  EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

  In addition, expenses of a Fund not directly attributable to the operations of a particular series of shares of the Fund are allocated to the separate series based upon the outstanding shares of each series. Operating expenses directly attributable to a series of shares of a Fund are charged to the operations of that series.

3. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICES AND OTHER FEES

  The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor" or "Fleet"), an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, are parties to an investment advisory agreement under which the Investment Advisor provides services for a fee, computed daily and paid monthly, at the following annual rates: with respect to the Money Market, Government Money Market and Tax-Exempt Money Market Funds, 0.40% of the average daily net assets of each Fund, and with respect to the U.S. Treasury Money Market, Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds, 0.40% of the first $750,000,000 of the average daily net assets of each Fund plus 0.35% of the average daily net assets of each Fund in excess of $750,000,000. The Trust has been advised by the Investment Advisor that, with respect to the Money Market, Government Money Market and Tax-Exempt Money Market Funds, the Investment Advisor intends to waive advisory fees payable to it by each Fund by 0.05% to the extent that a Fund's average daily net assets exceed $750,000,000. (See Note 4)

  The Trust and PFPC Inc., a member of PNC Financial Services Group, are parties to an administration agreement under which PFPC Inc. (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets, 0.0525% of the next $9 billion of combined average daily net assets and 0.05% of combined average daily net assets in excess of $30 billion. Prior to May 31, 2001, PFPC Inc. received administration fees at the annual rate of 0.09% of the first $2.5 billion of combined average daily net assets of the Funds and the other funds offered by the Trust, 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets and 0.0525% of combined average daily net assets in excess of $21 billion.

  In addition, PFPC Inc. provides certain fund accounting, custody administration and transfer agency services pursuant to certain fee arrangements. In accordance with such fee arrangements, PFPC Inc. compensates the Trust's custodian bank, The Chase Manhattan Bank, for its services.

  PFPC Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFPC Inc. and an indirect wholly-owned subsidiary of PNC Financial Services Group, acts as the exclusive distributor of the Trust's shares. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") acted as the exclusive distributor of the Trust's

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

shares. On January 2, 2001, the Distributor acquired all of the outstanding shares of PDI, and PDI was subsequently merged into the Distributor.

  At a meeting held on April 24, 2002, the Board of Trustees of the Trust approved, subject to certain conditions, the following new service agreements with respect to the Trust: (i) an Administration Agreement with Fleet; and (ii) a Pricing and Bookkeeping Agreement with Colonial Management Associates, Inc., an affiliate of Fleet. These new service agreements are expected to go into effect on or about July 1, 2002. It is anticipated that PFPC Inc., the Trust's current administrator, will serve as sub-administrator pursuant to a sub-administration agreement with Fleet.

  The Trust has adopted a shareholder services plan (the "Services Plan") with respect to Retail A Shares and Trust Shares of the Funds. Currently, the Services Plan has not been implemented with respect to the Funds' Trust Shares. The Services Plan provides compensation to institutions (including and currently limited to Fleet Bank and its affiliates), which provide administrative and support services to their customers who beneficially own Retail A Shares at an aggregate annual rate not to exceed 0.25% of the average daily net assets of the outstanding Retail A Shares of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of the Trustees, is currently limiting fees payable under the Services Plan with respect to each Fund to an aggregate annual rate not to exceed 0.10% of the average daily net assets of the outstanding Retail A Shares beneficially owned by such customers.

  The Trust has adopted a distribution and services plan (the "12b-1 Plan") with respect to Retail B Shares of the Money Market Fund. Under the 12b-1 Plan, the Trust may pay (i) the Distributor or another person for expenses and activities primarily intended to result in the sale of Retail B Shares, (ii) institutions for shareholder liaison services and (iii) institutions for administrative support services. Currently, payments under the 12b-1 Plan for distribution services are being made solely to broker-dealer affiliates of Fleet Bank and payments under the 12b-1 Plan for shareholder liaison and administrative support services are being made solely to Fleet Bank and its affiliates. Payments for distribution expenses may not exceed an annual rate of 0.65% of the average daily net assets attributable to the Money Market Fund's outstanding Retail B Shares. The fees paid for shareholder liaison and administrative support services may not exceed the annual rates of 0.25% and 0.25%, respectively, of the average daily net assets attributable to the Money Market Fund's outstanding Retail B Shares owned of record or beneficially by customers of institutions. The Trust is currently limiting the Money Market Fund's payments for shareholder liaison and administrative support services under the 12b-1 Plan to an aggregate fee of not more than 0.10% of the average daily net assets of Retail B Shares owned of record or beneficially by customers of institutions. For the six months ended April 30, 2002, the Funds paid fees under the Services Plan and 12b-1 Plan as follows:

                             SERVICES           12B-1 PLAN
FUND                           PLAN       SERVICES   DISTRIBUTION
----                           ----       --------   ------------
Money Market Fund ......... $ 1,327,201   $   3,571    $ 24,408
Government
Money Market Fund .........     179,945          --          --
U.S. Treasury
Money Market Fund .........     400,468          --          --
Tax-Exempt
Money Market Fund .........     134,963          --          --
Connecticut Municipal
Money Market Fund .........     149,786          --          --
Massachusetts Municipal
Money Market Fund .........     210,351          --          --

  Retail A Shares, Retail B Shares and Trust Shares of a Fund bear series-specific transfer agent charges based upon the number of shareholder accounts for each series. Trust Shares of the Funds (except the Tax-Exempt Money Market Fund) also bear additional transfer agency fees in order to compensate PFPC Inc. for payments made to Fleet Bank, an affiliate of the Investment Advisor, for performing certain sub-account and administrative functions on a per account basis with respect to Trust Shares held by defined contribution plans. These additional fees are based on the number of underlying participant accounts. For the six months ended April 30, 2002, transfer agent charges for each series were as follows:


FUND                         RETAIL A     RETAIL B       TRUST
----                         ---------    --------       -----
Money Market Fund ......... $ 1,155,776   $   8,109    $ 75,972
Government
Money Market Fund .........     129,839          --      22,155
U. S. Treasury
Money Market Fund .........     215,802          --       8,827
Tax-Exempt
Money Market Fund .........      38,883          --         634
Connecticut Municipal
Money Market Fund .........      13,033          --          --
Massachusetts Municipal
Money Market Fund .........       7,738          --          --

  Certain officers of the Trust are officers of PFPC Inc. Such officers receive no compensation from the Trust for serving in their respective roles. Each Trustee is entitled to receive for services as a Trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $54,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the Funds of the Trust, VIP and Galaxy II based on their relative net assets.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

  Expenses for the six months ended April 30, 2002 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4.   WAIVER OF FEES

  The Investment Advisor and/or its affiliates and/or the Administrator voluntarily agreed to waive a portion of their fees for certain expenses so that total expenses would not exceed certain expense limitations established for each Fund. The Investment Advisor and/or its affiliates and/or the Administrator, at their discretion, may revise or discontinue the voluntary fee waivers at any time. For the six months ended April 30, 2002, the Investment Advisor and/or its affiliates and/or the Administrator waived fees with respect to the Funds in the following amounts:

FUND                                     FEES WAIVED
----                                     -----------
Money Market Fund ...................   $  1,206,500
Government Money Market Fund ........         28,951
U.S. Treasury Money Market Fund .....          3,868
Tax-Exempt Money Market Fund ........        269,949
Connecticut Municipal
Money Market Fund ...................          3,868
Massachusetts Municipal
Money Market Fund ...................          3,868


5.   SHARES OF BENEFICIAL INTEREST

  The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001. The Trust's shares are classified into forty-six classes of shares, each consisting of one or more series.

  Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses (except that Retail A Shares of a Fund bear the expense of payments under the Services Plan, Retail B Shares of a Fund bear the expense of payments under the 12b-1 Plan, and Retail A Shares, Retail B Shares and Trust Shares of a Fund each bear series-specific transfer agent charges) and are entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

  Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

6.   CONCENTRATION OF CREDIT

  The Connecticut Municipal Money Market Fund and Massachusetts Municipal Money Market Fund invest primarily in debt obligations issued by the State of Connecticut and the Commonwealth of Massachusetts, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Such Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state's specific municipal securities than are municipal funds that are not concentrated in these issuers to the same extent.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.   ACQUISITION OF THE PILLAR FUNDS

  At a meeting held on March 1, 2001, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Pillar Agreement") providing for the acquisition of The Pillar Funds by the Trust. Pursuant to the Pillar Agreement, (i) all of the assets and liabilities of the Pillar Prime Obligation Money Market Fund were transferred to the Galaxy Money Market Fund in exchange for 4,048,487 Retail A Shares, 2,604,607 Retail B Shares and 516,981,858 Trust Shares of the Galaxy Money Market Fund, (ii) all of the assets and liabilities of the Pillar U.S. Treasury Securities Money Market Fund were transferred to the Galaxy U.S. Treasury Money Market Fund in exchange for 1,580,340 Retail A Shares and 231,412,568 Trust Shares of the Galaxy U.S. Treasury Money Market Fund, and (iii) all of the assets and liabilities of the Pillar Tax-Exempt Money Market Fund were transferred to the Galaxy Tax-Exempt Money Market Fund in exchange for 1,266,338 Retail A Shares and 111,039,924 Trust Shares of the Galaxy Tax-Exempt Money Market Fund. In related transactions, the assets and liabilities of the other Pillar Fund portfolios were transferred to corresponding portfolios of Galaxy and Galaxy II in exchange for shares in such Galaxy portfolios. The acquisition, which qualified as a tax-free reorganization for federal income tax purposes, was completed on August 27, 2001, following the approval of the reorganization by Pillar Fund shareholders. The following is a summary of the Net Assets, Shares Outstanding and Net Asset Value per share associated with the transaction:



                                                    BEFORE                            AFTER
                                                  ACQUISITION                      ACQUISITION
                                     --------------------------------------     -----------------
                                         GALAXY             PILLAR PRIME             GALAXY
                                      MONEY MARKET        OBLIGATION MONEY        MONEY MARKET
                                          FUND               MARKET FUND              FUND
                                     ----------------     ----------------      -----------------
Net Assets ........................  $  5,746,712,484     $     523,399,896     $   6,270,112,380
Shares Outstanding ................     5,746,504,561           523,634,952         6,270,139,513
Retail A/Class A
Net Asset Value, per share ........  $           1.00     $            1.00     $            1.00
Retail B/Class B
Net Asset Value, per share ........  $           1.00     $            1.00     $            1.00
Trust/Class I
Net Asset Value, per share ........  $           1.00     $            1.00     $            1.00



                                                    BEFORE                            AFTER
                                                  ACQUISITION                      ACQUISITION
                                     --------------------------------------     -----------------
                                         GALAXY              PILLAR U.S.             GALAXY
                                      U.S. TREASURY      TREASURY SECURITIES      U.S. TREASURY
                                          FUND            MONEY MARKET FUND           FUND
                                     ----------------     ----------------      -----------------
Net Assets ........................  $  1,627,084,050     $     232,763,984     $   1,859,848,034
Shares Outstanding ................     1,626,651,872           232,992,908         1,859,644,780
Retail A/Class A
Net Asset Value, per share ........  $           1.00     $            1.00     $            1.00
Trust/Class I
Net Asset Value, per share ........  $           1.00     $            1.00     $            1.00




                                                    BEFORE                            AFTER
                                                  ACQUISITION                      ACQUISITION
                                     --------------------------------------     -----------------
                                         GALAXY                PILLAR                GALAXY
                                       TAX-EXEMPT            TAX-EXEMPT            TAX-EXEMPT
                                    MONEY MARKET FUND     MONEY MARKET FUND     MONEY MARKET FUND
                                     ----------------     ----------------      -----------------
Net Assets ........................  $  1,687,427,375     $     112,254,264     $   1,799,681,639
Shares Outstanding ................     1,687,692,435           112,306,262         1,799,998,697
Retail A/Class A
Net Asset Value, per share ........  $           1.00     $            1.00     $            1.00
Trust/Class I
Net Asset Value, per share ........  $           1.00     $            1.00     $            1.00

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

8.   CAPITAL LOSS CARRYFORWARDS

  At October 31, 2001, the following Funds had capital loss carryforwards:

FUND                              AMOUNT    EXPIRATION
----                              ------    ----------
Tax-Exempt
Money Market Fund*............ $   120,301       2002
                                   107,714       2003
                                    17,298       2004
                                       291       2006
                                        85       2009
Connecticut Municipal
Money Market Fund ............       6,619       2002
                                       817       2004
Massachusetts Municipal
Money Market Fund ............          31       2002
                                    12,416       2004

* The availablility of a portion of these capital loss carryforwards, which were acquired on August 20, 2001 in connection with The Pillar Funds reorganization, may be limited in a given year.

9.   SUBSEQUENT EVENT - CHANGE IN DISTRIBUTOR

  At a meeting held on June 10-11, 2002, the Board of Trustees of the Trust approved a new Distribution Agreement with Liberty Funds Distributor, Inc. ("LFDI"), an affiliate of Fleet. The new Distribution Agreement is expected to go into effect on or about July 1, 2002, at which time LFDI will replace PFPC Distributors, Inc., as the Trust's distributor.

--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

[BEGIN SIDEBAR]
-----------------------------------
           TRUSTEES AND
   PRINCIPAL EXECUTIVE OFFICERS

       Dwight E. Vicks, Jr.
       CHAIRMAN AND TRUSTEE

          John T. O'Neill
       PRESIDENT, TREASURER
            AND TRUSTEE

         Louis DeThomasis,
           F.S.C., Ph.D.
              TRUSTEE

         Kenneth A. Froot
              TRUSTEE

           James M. Seed
              TRUSTEE

         Donald B. Miller
         EMERITUS TRUSTEE

        Bradford S. Wellman
         EMERITUS TRUSTEE

         William Greilich
          VICE PRESIDENT

             W. Bruce
          McConnel, Esq.
             SECRETARY

        INVESTMENT ADVISOR

         Fleet Investment
           Advisors Inc.
        100 Federal Street
         Boston, MA 02110

            DISTRIBUTOR
      PFPC Distributors, Inc.
       3200 Horizon Drive
        King of Prussia, PA
              19406

           ADMINISTRATOR

             PFPC Inc.
        4400 Computer Drive
           Westborough,
     Massachusetts 01581-5108

              AUDITOR

         Ernst & Young LLP
       200 Clarendon Street
         Boston, MA 02116

           LEGAL COUNSEL

    Drinker Biddle & Reath LLP
         One Logan Square
      18th and Cherry Streets
    Philadelphia, PA 19103-6996

-----------------------------------
[END SIDEBAR]



This report is submitted for the general information of shareholders of The Galaxy Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for each Fund of The Galaxy Fund, which contains more information concerning the investment policies and expenses of the Funds as well as other pertinent information. For complete information, and before making an investment decision on any of the Funds of The Galaxy Fund, you should request a prospectus from PFPC Distributors, Inc. by calling toll-free 1-877-289-4252. Read the prospectus carefully before you invest.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEETBOSTON FINANCIAL CORPORATION OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUNDS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.


                               [GRAPHIC OMITTED]
                                  RECYCLE LOGO

                   This report was printed on recycled paper.

[GRAPHIC OMITTED]
GALAXY FUNDS LOGO



4400 Computer Drive
P.O. Box 5108
Westborough, MA 01581-5108


---------------------
   PRESORTED
   STANDARD
   Postage Paid
   Permit No. 105
   North Reading, MA
---------------------





SAMM (07/01/02)